                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09819
                  Securities Act of 1933 file number: 333-30810

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5501
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                 Copy to:
Nancy L. Conlin, Vice President and Counsel       Timothy W. Diggins, Esq.
    State Street Bank and Trust Company               Ropes & Gray LLP
              4 Copley Place                       One International Place
     Tower II- floor 3 Legal Division         Boston, Massachusetts 02110-2624
        Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1: SHAREHOLDER REPORT

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008
                                   (UNAUDITED)

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST

EXPENSE EXAMPLE

As a shareholder of the below listed Funds, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the series of the State Street Master Funds, in which each Fund invests substantially all of its assets (their respective "Portfolio"). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
INSTITUTIONAL CLASS SHARES                JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
--------------------------                ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                         $1,000.00        $1,016.60         $0.50
Tax Free Money Market Fund                   $1,000.00        $1,012.60         $0.65
U.S. Government Money Market Fund            $1,000.00        $1,013.70         $0.70
Treasury Money Market Fund                   $1,000.00        $1,008.20         $0.70
Treasury Plus Money Market Fund              $1,000.00        $1,011.00         $0.85

                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
INSTITUTIONAL CLASS SHARES                JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
--------------------------                ---------------   -------------   -------------
BASED ON HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)
Liquid Reserves Fund                         $1,000.00        $1,024.37         $0.50
Tax Free Money Market Fund                   $1,000.00        $1,024.22         $0.65
U.S. Government Money Market Fund            $1,000.00        $1,024.17         $0.70
Treasury Money Market Fund                   $1,000.00        $1,024.17         $0.70
Treasury Plus Money Market Fund              $1,000.00        $1,024.02         $0.86

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's Institutional Class Shares annualized average weighted expense ratio as of June 30, 2008 was as follows, which includes the Fund's proportionate share of the expenses of their respective
     Portfolio:

Liquid Reserves Fund                0.10%
Tax Free Money Market Fund          0.13%
U.S. Government Money Market Fund   0.14%
Treasury Money Market Fund          0.14%
Treasury Plus Money Market Fund     0.17%

The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months ended June 30, 2008

                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
INVESTMENT CLASS SHARES                   JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
-----------------------                   ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                         $1,000.00        $1,014.80         $2.25
Tax Free Money Market Fund                   $1,000.00        $1,010.80         $2.40
U.S. Government Money Market Fund            $1,000.00        $1,011.90         $2.45
Treasury Money Market Fund                   $1,000.00        $1,006.50         $2.49
Treasury Plus Money Market Fund              $1,000.00        $1,009.20         $2.60
BASED ON HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)
Liquid Reserves Fund                         $1,000.00        $1,022.63         $2.26
Tax Free Money Market Fund                   $1,000.00        $1,022.48         $2.41

                                       BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
INVESTMENT CLASS SHARES             JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
-----------------------             ---------------   -------------   -------------
U.S. Government Money Market Fund      $1,000.00        $1,022.43         $2.46
Treasury Money Market Fund             $1,000.00        $1,022.38         $2.51
Treasury Plus Money Market Fund        $1,000.00        $1,022.28         $2.61

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's Investment Class Shares annualized average weighted expense ratio as of June 30, 2008 was as follows, respectively, which includes the Fund's proportionate share of the expenses of their respective Portfolio:

Liquid Reserves Fund                0.45%
Tax Free Money Market Fund          0.48%
U.S. Government Money Market Fund   0.49%
Treasury Money Market Fund          0.50%
Treasury Plus Money Market Fund     0.52%

The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

                                              LIQUID         TAX FREE     U.S. GOVERNMENT    TREASURY     TREASURY PLUS
                                             RESERVES      MONEY MARKET     MONEY MARKET   MONEY MARKET    MONEY MARKET
                                               FUND           FUND              FUND            FUND           FUND
                                          --------------   ------------   ---------------  ------------   -------------
ASSETS
   Investment in corresponding
      Portfolio at value (Note 1)         $8,506,178,014   $520,386,050   $ 1,485,083,353  $892,627,233    $500,770,710
   Prepaid expenses                               20,921            959             6,795         8,781           5,443
                                          --------------   ------------   ---------------  ------------    ------------
         Total assets                      8,506,198,935    520,387,009     1,485,090,148   892,636,014     500,776,153
                                          --------------   ------------   ---------------  ------------    ------------
LIABILITIES
   Payables:
      Administration, custody and
         transfer agent fees (Note 3)             11,775         10,669            10,813        11,331          11,638
      Distributions fees (Note 3)                486,447        228,596           778,962       367,170         184,357
      Dividends payable                       17,860,531        723,396         1,748,539     1,096,449         687,383
      Registration and filing fees                 3,241          3,834            18,070            --           3,431
      Shareholder services fee                   180,208         72,119           226,151       110,797          53,172
      Professional fees                           15,364         10,590            16,195        16,474          16,391
      Accrued expenses and other
         liabilities                               3,849            945            15,557        15,734          15,682
                                          --------------   ------------   ---------------  ------------    ------------
         Total liabilities                    18,561,415      1,050,149         2,814,287     1,617,955         972,054
                                          --------------   ------------   ---------------  ------------    ------------
NET ASSETS                                $8,487,637,520   $519,336,860   $ 1,482,275,861  $891,018,059    $499,804,099
                                          ==============   ============   ===============  ============    ============
NET ASSETS CONSIST OF:
   Paid in capital                        $8,487,408,656   $519,419,260   $ 1,482,044,797  $890,817,800    $499,750,143
   Accumulated net realized gain (loss)          226,208        (86,693)               --       131,192              --
   Undistributed net investment income             2,656          4,293           231,064        69,067          53,956
                                          --------------   ------------   ---------------  ------------    ------------
NET ASSETS                                $8,487,637,520   $519,336,860   $ 1,482,275,861  $891,018,059    $499,804,099
                                          ==============   ============   ===============  ============    ============
TOTAL NET ASSETS
   Institutional Class                    $7,585,867,773   $112,801,318   $   450,483,733  $404,437,425    $226,068,894
                                          ==============   ============   ===============  ============    ============
   Investment Class                       $  901,769,747   $406,535,542   $ 1,031,792,128  $486,580,634    $273,735,205
                                          ==============   ============   ===============  ============    ============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING
   Institutional Class                     7,585,660,357    112,833,277       450,483,731   404,393,419     226,068,895
                                          ==============   ============   ===============  ============    ============
   Investment Class                          901,748,299    406,590,276     1,031,792,129   486,493,448     273,735,205
                                          ==============   ============   ===============  ============    ============
OFFERING, NET ASSET VALUE AND
   REDEMPTION PRICE PER SHARE
   Institutional Class                    $         1.00   $       1.00   $          1.00  $       1.00    $       1.00
                                          ==============   ============   ===============  ============    ============
   Investment Class                       $         1.00   $       1.00   $          1.00  $       1.00    $       1.00
                                          ==============   ============   ===============  ============    ============

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                              LIQUID         TAX FREE     U.S. GOVERNMENT    TREASURY     TREASURY PLUS
                                             RESERVES      MONEY MARKET     MONEY MARKET   MONEY MARKET    MONEY MARKET
                                               FUND           FUND              FUND            FUND           FUND
                                          --------------   ------------   ---------------  ------------   -------------
INCOME
   Interest income allocated from
      Portfolio (Note 2)                  $  135,423,654   $  6,472,977   $    21,534,134  $  7,899,744   $   6,096,579
   Expenses allocated from Portfolio
      (Note 3)                                (4,038,826)      (244,924)         (979,342)     (645,657)       (372,234)
                                          --------------   ------------   ---------------  ------------   -------------
                                             131,384,828      6,228,053        20,554,792     7,254,087       5,724,345
                                          --------------   ------------   ---------------  ------------   -------------
EXPENSES
   Administration and accounting fees
      (Note 3)                                    19,046         18,986            19,643        19,658          19,621
   Transfer agent fees (Note 3)                   23,366         22,255            21,832        21,145          21,533
   Professional fees                              14,142         12,151            19,279        19,310          19,227
   Registration and filing fees                       --          7,143            19,244         7,051           6,068
   Shareholder services fee-Investment
      Class                                      957,618        434,739         1,454,238       759,006         339,965
   Distribution fees - Investment Class
      (Note 3)                                   383,047        173,896           581,695       303,603         135,986
   Other expenses                                 13,000         13,510            15,322        14,366          14,174
                                          --------------   ------------   ---------------  ------------   -------------
      Total Expenses                           1,410,219        682,680         2,131,253     1,144,139         556,574
   Less: Fee reimbursements by
      investment adviser (Note 3)                     --             --                --            --          (1,932)
                                          --------------   ------------   ---------------  ------------   -------------
      Total Net Expenses                       1,410,219        682,680         2,131,253     1,144,139         554,642
                                          --------------   ------------   ---------------  ------------   -------------
NET INVESTMENT INCOME                     $  129,974,609   $  5,545,373   $    18,423,539  $  6,109,948   $   5,169,703
                                          ==============   ============   ===============  ============   =============
Net realized gain (loss) allocated from
   Portfolio on investments                      233,156        (98,854)               --       122,457              --
                                          --------------   ------------   ---------------  ------------   -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $  130,207,765   $  5,446,519   $    18,423,539  $  6,232,405   $   5,169,703
                                          ==============   ============   ===============  ============   =============

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        TAX FREE
                                                LIQUID RESERVES                       MONEY MARKET
                                                      FUND                                FUND
                                    -----------------------------------   --------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED    PERIOD ENDED
                                      JUNE 30, 2008      DECEMBER 31,       JUNE 30, 2008     DECEMBER 31,
                                       (UNAUDITED)          2007*            (UNAUDITED)         2007*
                                    ----------------   ----------------   ----------------   -------------
INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM:
OPERATIONS
   Net investment income            $    129,974,609   $    291,824,535     $   5,545,373    $   4,248,597
   Net realized gain (loss)
      on investments                         233,156             (6,948)          (98,854)          12,161
                                    ----------------   ----------------   ---------------    -------------
      Net increase in net
         assets from operations          130,207,765        291,817,587         5,446,519        4,260,758
                                    ----------------   ----------------   ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income
      Institutional Class               (118,891,679)      (286,163,911)       (1,783,977)      (2,461,004)
      Investment Class                   (11,082,930)        (5,660,624)       (3,761,396)      (1,787,593)
                                    ----------------   ----------------   ---------------    -------------
      Total dividends declared          (129,974,609)      (291,824,535)       (5,545,373)      (4,248,597)
                                    ----------------   ----------------   ---------------    -------------
NET INCREASE (DECREASE) FROM
   CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                        12,019,769,106     13,393,848,853       361,720,223      237,226,991
   Reinvestment of distributions          99,925,947        283,724,523         1,508,077        2,437,309
   Shares redeemed                   (10,737,201,280)   (13,669,123,906)     (396,960,393)     (93,098,930)
                                    ----------------   ----------------   ---------------    -------------
      Net increase (decrease)
         from capital share
         transactions                  1,382,493,773          8,449,470       (33,732,093)     146,565,370
                                    ----------------   ----------------   ---------------    -------------
INVESTMENT CLASS
   Shares sold                           939,117,655        912,175,069       865,648,198      536,422,012
   Reinvestment of distributions                  --                 --                --               --
   Shares redeemed                      (696,185,655)      (253,358,770)     (759,259,520)    (236,220,414)
                                    ----------------   ----------------   ---------------    -------------
      Net increase (decrease)
         from capital share
         transactions                    242,932,000        658,816,299       106,388,678      300,201,598
                                    ----------------   ----------------   ---------------    -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                              1,625,658,929        667,258,821        72,557,731      446,779,129
NET ASSETS
   Beginning of period                 6,861,978,591      6,194,719,770       446,779,129               --
                                    ----------------   ----------------   ---------------    -------------
   End of period                    $  8,487,637,520   $  6,861,978,591     $ 519,336,860    $ 446,779,129
                                    ================   ================   ===============    =============
Undistributed net investment
   income                           $          2,656   $          2,656     $       4,293    $       4,293
                                    ================   ================   ===============    =============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                        12,019,769,106     13,393,848,853       361,720,223      237,226,991
   Reinvestment of distributions          99,925,947        283,724,523         1,508,077        2,437,309
   Shares redeemed                   (10,737,201,280)   (13,669,123,906)     (396,960,393)     (93,098,930)
                                    ----------------   ----------------   ---------------    -------------
      Net increase
         (decrease) in shares          1,382,493,773          8,449,470       (33,732,093)     146,565,370
                                    ================   ================   ===============    =============
INVESTMENT CLASS
   Shares sold                           939,117,655        912,175,069       865,648,198      536,422,012
   Reinvestment of distributions                  --                 --                --               --
   Shares redeemed                      (696,185,655)      (253,358,770)     (759,259,520)   (236,220,414)
                                    ----------------   ----------------   ---------------    -------------
      Net increase
         (decrease) in shares            242,932,000        658,816,299       106,388,678      300,201,598
                                    ================   ================   ===============    =============

                                               U.S. GOVERNMENT
                                                 MONEY MARKET
                                                    FUND
                                    ---------------------------------
                                    SIX MONTHS ENDED    PERIOD ENDED
                                      JUNE 30, 2008     DECEMBER 31,
                                       (UNAUDITED)          2007*
                                    ----------------   --------------
INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM:
OPERATIONS
   Net investment income            $    18,423,539    $    9,905,258
   Net realized gain (loss)
      on investments                             --                --
                                    ---------------    --------------
      Net increase in net
         assets from operations          18,423,539         9,905,258
                                    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income
      Institutional Class                (4,641,321)         (597,001)
      Investment Class                  (13,782,218)       (9,308,257)
                                    ---------------    --------------
      Total dividends declared          (18,423,539)       (9,905,258)
                                    ---------------    --------------
NET INCREASE (DECREASE) FROM
   CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                          684,164,754       123,692,944
   Reinvestment of distributions          3,692,966            24,263
   Shares redeemed                     (300,563,592)      (60,527,604)
                                    ---------------    --------------
      Net increase (decrease)
         from capital share
         transactions                   387,294,128        63,189,603
                                    ---------------    --------------
INVESTMENT CLASS
   Shares sold                        2,747,048,964     1,832,535,690
   Reinvestment of distributions             40,113            30,706
   Shares redeemed                   (2,724,232,806)     (823,630,537)
                                    ---------------    --------------
      Net increase (decrease)
         from capital share
         transactions                    22,856,271     1,008,935,859
                                    ---------------    --------------
NET INCREASE (DECREASE) IN NET
   ASSETS                               410,150,399     1,072,125,462
NET ASSETS
   Beginning of period                1,072,125,462                --
                                    ---------------    --------------
   End of period                    $ 1,482,275,861    $1,072,125,462
                                    ===============    ==============
Undistributed net investment
   income                           $       231,064    $      231,064
                                    ===============    ==============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                          684,164,754       123,692,944
   Reinvestment of distributions          3,692,966            24,263
   Shares redeemed                     (300,563,592)      (60,527,604)
                                    ---------------    --------------
      Net increase
         (decrease) in shares           387,294,128        63,189,603
                                    ===============    ==============
INVESTMENT CLASS
   Shares sold                        2,747,048,964     1,832,535,690
   Reinvestment of distributions             40,113            30,706
   Shares redeemed                   (2,724,232,806)     (823,630,537)
                                    ---------------    --------------
      Net increase
         (decrease) in shares            22,856,271     1,008,935,859
                                    ===============    ==============

* The Fund's Institutional shares commenced operations on August 12, 2004, February 7, 2007 and October 25, 2007, respectively.

     The Fund's Investment shares commenced operations on October 15, 2007, October 12, 2007 and October 17, 2007, respectively.

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                              TREASURY MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
                                          --------------------------------   ---------------------------------
                                          SIX MONTHS ENDED   PERIOD ENDED    SIX MONTHS ENDED    PERIOD ENDED
                                            JUNE 30, 2008    DECEMBER 31,      JUNE 30, 2008     DECEMBER 31,
                                             (UNAUDITED)         2007*          (UNAUDITED)         2007*
                                          ----------------   -------------   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM:
OPERATIONS
   Net investment income                   $     6,109,948   $   2,064,650     $   5,169,703    $   3,526,061
   Net realized gain (loss) on
      investments                                  122,457           8,735                --               --
                                           ---------------   -------------     -------------    -------------
      Net increase in net assets from
         operations                              6,232,405       2,073,385         5,169,703        3,526,061
                                           ---------------   -------------     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class                       (2,379,051)       (183,308)       (2,737,312)      (1,620,933)
      Investment Class                          (3,730,897)     (1,881,342)       (2,432,391)      (1,905,128)
                                           ---------------   -------------     -------------    -------------
      Total dividends declared                  (6,109,948)     (2,064,650)       (5,169,703)      (3,526,061)
                                           ---------------   -------------     -------------    -------------
NET INCREASE (DECREASE) FROM
   CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                               1,412,219,518      58,349,221       379,896,833      366,231,461
   Reinvestment of distributions                 1,638,374         114,707            52,752          101,773
   Shares redeemed                          (1,046,462,842)    (21,465,559)     (361,781,446)    (158,432,478)
                                           ---------------   -------------     -------------    -------------
      Net increase (decrease) from
         capital share transactions            367,395,050      36,998,369        18,168,139      207,900,756
                                           ---------------   -------------     -------------    -------------
INVESTMENT CLASS
   Shares sold                               3,218,025,413     604,292,386       540,421,262      687,161,668
   Reinvestment of distributions                        --              --                --               --
   Shares redeemed                          (3,223,505,302)   (112,319,049)     (520,431,361)    (433,416,365)
                                           ---------------   -------------     -------------    -------------
      Net increase (decrease) from
         capital share transactions             (5,479,889)    491,973,337        19,989,901      253,745,303
                                           ---------------   -------------     -------------    -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                      362,037,618     528,980,441        38,158,040      461,646,059
NET ASSETS
   Beginning of period                         528,980,441              --       461,646,059               --
                                           ---------------   -------------     -------------    -------------
   End of period                           $   891,018,059   $ 528,980,441     $ 499,804,099    $ 461,646,059
                                           ===============   =============     =============    =============
Undistributed net investment income        $        69,067   $      69,067     $      53,956    $      53,956
                                           ===============   =============     =============    =============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                               1,412,219,518      58,349,221       379,896,833      366,231,461
   Reinvestment of distributions                 1,638,374         114,707            52,752          101,773
   Shares redeemed                          (1,046,462,842)    (21,465,559)     (361,781,446)    (158,432,478)
                                           ---------------   -------------     -------------    -------------
      Net increase (decrease) in shares        367,395,050      36,998,369        18,168,139      207,900,756
                                           ===============   =============     =============    =============
INVESTMENT CLASS
   Shares sold                               3,218,025,413     604,292,386       540,421,262      687,161,668
   Reinvestment of distributions                        --              --                --               --
   Shares redeemed                          (3,223,505,302)   (112,319,049)     (520,431,361)    (433,416,365)
                                           ---------------   -------------     -------------    -------------
      Net increase (decrease) in shares         (5,479,889)    491,973,337        19,989,901      253,745,303
                                           ===============   =============     =============    =============

* The Fund's Institutional shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

     The Fund's Investment shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                      (This page intentionally left blank)

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below (A):



                               NET ASSET                    GAIN                   DISTRIBUTIONS
                                 VALUE         NET         (LOSS)     TOTAL FROM      FROM NET
                               BEGINNING   INVESTMENT        ON       INVESTMENT     INVESTMENT
PERIOD ENDED DECEMBER 31,      OF PERIOD     INCOME     INVESTMENTS   OPERATIONS       INCOME
-------------------------      ---------   ----------   -----------   ----------   -------------
LIQUID RESERVES
   INSTITUTIONAL CLASS
      2008*                      1.0000      0.0164       0.0000**      0.0164        (0.0164)
      2007                       1.0000      0.0516       0.0000**      0.0516        (0.0516)
      2006                       1.0000      0.0496           --        0.0496        (0.0496)
      2005                       1.0000      0.0315       0.0000**      0.0315        (0.0315)
      2004****                   1.0000      0.0066           --        0.0066        (0.0066)
   INVESTMENT CLASS
      2008*                      1.0000      0.0147       0.0000**      0.0147        (0.0147)
      2007****                   1.0000      0.0097           --        0.0097        (0.0097)
TAX FREE MONEY MARKET
   INSTITUTIONAL CLASS
      2008*                      1.0000      0.0125       0.0000**      0.0125        (0.0125)
      2007****                   1.0000      0.0309       0.0000**      0.0309        (0.0309)
   INVESTMENT CLASS
      2008*                      1.0000      0.0107       0.0000**      0.0107        (0.0107)
      2007****                   1.0000      0.0065       0.0000**      0.0065        (0.0065)
U.S. GOVERNMENT MONEY MARKET
   INSTITUTIONAL CLASS
      2008*                      1.0000      0.0136           --        0.0136        (0.0136)
      2007****                   1.0000      0.0081           --        0.0081        (0.0081)
   INVESTMENT CLASS
      2008*                      1.0000      0.0119           --        0.0119        (0.0119)
      2007****                   1.0000      0.0084           --        0.0084        (0.0084)
TREASURY
   INSTITUTIONAL CLASS
      2008*                      1.0000      0.0081       0.0001        0.0082        (0.0082)
      2007****                   1.0000      0.0058       0.0000**      0.0058        (0.0058)
   INVESTMENT CLASS
      2008*                      1.0000      0.0064       0.0000**      0.0064        (0.0064)
      2007****                   1.0000      0.0053       0.0000**      0.0053        (0.0053)
TREASURY PLUS
   INSTITUTIONAL CLASS
      2008*                      1.0000      0.1090           --        0.1090        (0.1090)
      2007****                   1.0000      0.0074           --        0.0074        (0.0074)
   INVESTMENT CLASS
      2008*                      1.0000      0.0092           --        0.0092        (0.0092)
      2007****                   1.0000      0.0068           --        0.0068        (0.0068)

(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized.

     Results represent past performance and are not indicative of future results.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

*    For the six months ended June 30, 2008 (unaudited).

**   Amount is less than $0.0001.

***  Annualized.

**** The Fund's Institutional shares commenced operations on August 12, 2004,
     February 7, 2007, October 25, 2007, October 25, 2007 and October 24, 2007, respectively.

     The Fund's Investment shares commenced operations on October 15, 2007, October 12, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                        ANNUALIZED RATIOS TO AVERAGE NET
                            ASSETS/SUPPLEMENTAL DATA
NET ASSET               --------------------------------                        NET ASSETS
  VALUE                                           NET          VOLUNTARY          END OF
   END        TOTAL       GROSS      NET      INVESTMENT        EXPENSE           PERIOD
OF PERIOD   RETURN(B)   EXPENSES   EXPENSES     INCOME     REIMBURSEMENT(C)   (000S OMITTED)
---------   ---------   --------   --------   ----------   ----------------   --------------


  1.0000      1.66%     0.10%***   0.10%***    3.26%***            --            7,585,868
  1.0000      5.28%     0.13%      0.11%       5.14%             0.02%           6,203,162
  1.0000      5.07%     0.17%      0.12%       5.07%             0.03%           6,194,720
  1.0000      3.19%     0.17%      0.14%       3.30%             0.01%           1,639,747
  1.0000      0.66%     0.23%***   0.15%***    1.67%***            --              381,638

  1.0000      1.48%     0.45%***   0.45%***    2.90%***            --              901,770
  1.0000      0.97%     0.45%***   0.45%***    4.52%***            --              658,816


  1.0000      1.26%     0.13%***   0.13%***    2.51%***            --              112,801
  1.0000      3.14%     0.25%***   0.16%***    3.39%***          0.03%             146,569

  1.0000      1.08%     0.48%***   0.48%***    2.16%***            --              406,536
  1.0000      0.65%     0.49%***   0.49%***    2.90%***            --              300,210


  1.0000      1.37%     0.14%***   0.14%***    2.55%***            --              450,484
  1.0000      0.82%     0.18%***   0.18%***    4.43%***            --               63,190

  1.0000      1.19%     0.49%***   0.49%***    2.37%***            --            1,031,792
  1.0000      0.84%     0.53%***   0.53%***    4.01%***            --            1,008,936


  1.0000      0.82%     0.14%***   0.14%***    1.28%***            --              404,437
  1.0000      0.59%     0.28%***   0.28%***    3.16%***            --               36,999

  1.0000      0.65%     0.50%***   0.50%***    1.22%***            --              486,581
  1.0000      0.53%     0.63%***   0.63%***    2.77%***            --              491,981


  1.0000      1.10%     0.17%***   0.17%***    2.14%***            --              226,069
  1.0000      0.74%     0.25%***   0.25%***    3.87%***            --              207,901

  1.0000      0.92%     0.52%***   0.52%***    1.78%***            --              273,735
  1.0000      0.68%     0.60%***   0.60%***    3.55%***            --              253,745

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund (formerly the State Street Institutional Tax Free Limited Duration Bond Fund), the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market (the "Funds"). The Funds offer two classes of shares: Institutional Class and Investment Class. The Funds are authorized to issue an unlimited number of shares, with no par value.

The Funds' Institutional Class commenced operations as follows:

State Street Institutional Liquid Reserves Fund                August 12, 2004
State Street Institutional Tax Free Money Market Fund          February 7, 2007
State Street Institutional U.S. Government Money Market Fund   October 25, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

The Funds' Investment Class commenced operations as follows:

State Street Institutional Liquid Reserves Fund                October 15, 2007
State Street Institutional Tax Free Money Market Fund          October 12, 2007
State Street Institutional U.S. Government Money Market Fund   October 17, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

As of June 30, 2008, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund (formerly the State Street Institutional Tax Free Limited Duration Bond
Fund), the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and were the only series of the Trust that had commenced operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

The Funds invest all of their investable assets in interests in their respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of the Funds' investment in their respective Portfolios reflects the Funds' proportionate interest in the net assets of that Portfolio (99.11% for State Street Institutional Liquid Reserves Fund, 100.00% for State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at June 30,
2008). The performance of the Funds are directly affected by the performance of their respective Portfolios. The financial statements of the Portfolios, including their portfolios of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

FUND                                                           THEIR RESPECTIVE PORTFOLIO
----                                                           ---------------------------------------------------
State Street Institutional Liquid Reserves Fund                State Street Money Market Portfolio
State Street Institutional Tax Free Money Market Fund          State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government Money Market Fund   State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury Money Market Fund          State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus Money Market Fund     State Street Treasury Plus Money Market Portfolio

An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of shareholders' investment at $1.00 per share, it is possible to lose money by investing in the funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - The Funds record their investment in their respective Portfolios at value. The valuation policies of the Portfolios are discussed in
Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere within this report.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The summary of the inputs used for the Portfolios, as of June 30, 2008, in valuing the Fund's assets carried at fair value are discussed in Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund's pro-rata share of the net investment income of their respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of their respective Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2007, the State Street Institutional Liquid Reserves Fund had capital loss carry forward in the amount of $6,948, of which $6,948 may be utilized to offset future net realized capital gains until expiration date of December 31, 2015.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the six months ended June 30, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, relate to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 (or since inception, for Funds formed subsequent to 2004) through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United State of America and the Commonwealth of Massachusetts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Funds' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolios retain SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as their investment adviser. For such investment advisory services, the Portfolios pay SSgA FM a fee at the annual rate of 0.10% of their average daily net assets. The Funds have also retained SSgA FM to serve as their investment adviser, but pay no advisory fee to SSgA FM as long as the Funds invest substantially all of their assets in the Portfolios or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the State Street Institutional Liquid Reserves Fund (not including the pass-through expenses of its respective Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until April 30, 2009. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of its respective Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any time without notice. For the six months ended June 30, 2008, SSgA FM did not reimburse the Fund under these agreements.

SSgA FM has contractually agreed to cap the total operating expenses of the Institutional Tax Free Money Market Fund (not including the pass-through expenses of its respective Portfolio) on an annual basis at 0.10% of the Fund's average daily net assets until November 1, 2008. For the six months ended June 30, 2008, SSgA FM did not reimburse the Fund under this agreement.

State Street serves as the Funds' administrator and custodian. The Funds each pay State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Funds' Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds' shareholders. The Funds' Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate of 0.10% of average daily net assets.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

The Wealth Management Services department of State Street is among the financial intermediaries who may receive fees from the Funds under the Rule 12b-1 Plan. For the six months ended June 30, 2008, the table below shows 12b-1 fees received by State Street Wealth Management Services:

                                                               STATE STREET
                                                                  WEALTH
                                                                MANAGEMENT
                                                                 SERVICES
                                                               ------------
State Street Institutional Liquid Reserves Fund                  $383,047
State Street Institutional Tax Free Money Market Fund            $173,896
State Street Institutional U.S. Government Money Market Fund     $581,695
State Street Institutional Treasury Money Market Fund            $303,603
State Street Institutional Treasury Plus Money Market Fund       $135,986

The Funds may pay fees up to 0.25% of the average daily net assets of the Funds' Investment Class to State Street Wealth Management Services for providing services to shareholders and maintaining shareholder accounts. For the six months ended June 30, 2008, the table below shows shareholder servicing fees received by State Street Wealth Management Services:

                                                               STATE STREET
                                                                  WEALTH
                                                                MANAGEMENT
                                                                 SERVICES
                                                               ------------
State Street Institutional Liquid Reserves Fund                 $  957,618
State Street Institutional Tax Free Money Market Fund           $  434,739
State Street Institutional U.S. Government Money Market Fund    $1,454,238
State Street Institutional Treasury Money Market Fund           $  759,006
State Street Institutional Treasury Plus Money Market Fund      $  339,965

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
JUNE 30, 2008 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                            STATE STREET MASTER FUNDS

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008
                                   (UNAUDITED)

                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

               STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                            BEGINNING          ENDING      EXPENSES PAID
                                          ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                         JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
                                         ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Money Market Portfolio                      $1,000.00        $1,016.60         $0.50
Tax Free Money Market Portfolio             $1,000.00        $1,012.40         $0.50
U.S. Government Money Market Portfolio      $1,000.00        $1,013.80         $0.65
Treasury Money Market Portfolio             $1,000.00        $1,008.50         $0.65
Treasury Plus Money Market Portfolio        $1,000.00        $1,011.10         $0.70

                                            BEGINNING          ENDING      EXPENSES PAID
                                          ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                         JANUARY 1, 2008   JUNE 30, 2008      PERIOD*
                                         ---------------   -------------   -------------
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Money Market Portfolio                      $1,000.00        $1,024.37         $0.50
Tax Free Money Market Portfolio             $1,000.00        $1,024.37         $0.50
U.S. Government Money Market Portfolio      $1,000.00        $1,024.22         $0.65
Treasury Money Market Portfolio             $1,000.00        $1,024.22         $0.65
Treasury Plus Money Market Portfolio        $1,000.00        $1,024.17         $0.70

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2008 was as follows:

Money Market Portfolio                   0.10%
Tax Free Money Market Portfolio          0.10%
U.S. Government Money Market Portfolio   0.13%
Treasury Money Market Portfolio          0.13%
Treasury Plus Money Market Portfolio     0.14%

The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*           JUNE 30, 2008
----------------------           -------------
Yankee Certificates of Deposit        45.4%
Repurchase Agreements                 19.7
Commercial Paper                      10.3
Euro Certificates of Deposit           9.6
Bank Notes                             6.1
Medium Term Notes                      4.8
Certificates of Deposit                2.0
Master Note                            1.2
Promissory Notes                       0.6
Other assets less liabilities          0.3
Total                               100.00%

MATURITY LADDER                  JUNE 30, 2008
----------------------           -------------
0-3 Days                              26.0%
4-90 Days                             65.3
90+ Days                               8.7
Total                                100.0%
Average maturity                   40 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                         INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                       RATE        DATE         AMOUNT           COST+
------------------                                     --------   ----------   ------------   --------------
COMMERCIAL PAPER - 10.3%
BANK DOMESTIC - 4.7%
   Bank of America Corp.                                2.615%    10/02/2008   $100,000,000   $   99,324,458
   JPMorgan Chase & Co.                                 2.500%    08/12/2008    300,000,000      299,125,000
                                                                                              --------------
                                                                                                 398,449,458
                                                                                              --------------
BANK FOREIGN - 1.6%
   CBA (Delaware) Finance, Inc.                         2.730%    07/03/2008     37,488,000       37,482,314
   CBA (Delaware) Finance, Inc.                         2.730%    07/07/2008    100,000,000       99,954,500
                                                                                              --------------
                                                                                                 137,436,814
                                                                                              --------------
FINANCE CAPTIVE CONSUMER - 4.0%
   General Electric Capital Corp.                       2.830%    12/18/2008    350,000,000      345,322,639
                                                                                              --------------
TOTAL COMMERCIAL PAPER                                                                           881,208,911
                                                                                              --------------
CERTIFICATES OF DEPOSIT - 2.0%
BANK DOMESTIC - 2.0%
   Citibank                                             2.980%    07/23/2008    175,000,000      175,000,000
                                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                    175,000,000
                                                                                              --------------
YANKEE CERTIFICATES OF DEPOSIT - 45.4%
BANK FOREIGN - 45.4%
   ABN AMRO Bank                                        2.640%    08/15/2008    250,000,000      250,001,552
   Australia New Zealand Cayman                         2.700%    07/17/2008    120,000,000      120,000,000
   Banco Santander                                      2.750%    07/17/2008    100,000,000      100,000,000
   Banco Santander                                      2.770%    08/12/2008    250,000,000      250,000,000
   Bank of Nova Scotia                                  2.550%    07/15/2008    150,000,000      150,000,000
   Bank of Nova Scotia                                  2.710%    07/03/2008    200,000,000      200,000,000
   Barclays Bank PLC(a)                                 2.805%    07/14/2008    125,000,000      125,000,000
   Barclays Bank PLC                                    3.150%    07/30/2008    100,000,000      100,000,000
   BNP Paribas                                          2.710%    09/12/2008    300,000,000      300,000,000
   BNP Paribas                                          2.710%    10/27/2008    100,000,000      100,000,000
   Calyon NY                                            2.920%    07/07/2008    100,000,000       99,999,959
   Dexia Credit Local NY                                2.755%    07/14/2008    250,000,000      250,000,448
   Fortis Bank New York                                 2.700%    09/12/2008    150,000,000      150,000,000
   Lloyds Bank                                          2.610%    08/19/2008    100,000,000      100,001,352
   Rabobank Nederland                                   2.630%    08/18/2008    350,000,000      350,000,000
   Royal Bank of Scotland                               2.690%    09/22/2008    300,000,000      300,003,427
   Societe Generale NY                                  2.750%    10/22/2008    200,000,000      200,000,000
   Societe Generale NY                                  2.850%    09/10/2008    100,000,000      100,000,000
   Svenska Handelsbanken AB                             2.705%    07/17/2008    100,000,000      100,000,221
   Toronto Dominion Bank                                2.740%    09/23/2008    200,000,000      200,000,000
   UBS AG Stamford CT                                   2.810%    07/11/2008    100,000,000      100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                         INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                       RATE        DATE         AMOUNT           COST+
------------------                                     --------   ----------   ------------   --------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)
BANK FOREIGN (CONTINUED)
   UBS AG Stamford CT                                   2.940%    07/03/2008   $250,000,000   $  250,000,034
                                                                                              --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                           3,895,006,993
                                                                                              --------------
EURO CERTIFICATES OF DEPOSIT - 9.6%
BANK FOREIGN - 9.6%
   Australia New Zealand Cayman                         2.750%    09/16/2008    200,000,000      200,000,000
   Credit Agricole SA                                   2.710%    09/02/2008    250,000,000      250,000,000
   ING Bank Amsterdam                                   2.800%    07/14/2008     75,000,000       75,000,000
   ING Bank Amsterdam                                   2.900%    07/07/2008    300,000,000      300,000,000
                                                                                              --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                               825,000,000
                                                                                              --------------
BANK NOTES - 6.1%
BANK DOMESTIC - 3.5%
   Bank of America(b)                                   2.750%    09/15/2008    300,000,000      300,000,000
                                                                                              --------------
                                                                                                 300,000,000
                                                                                              --------------
BANK FOREIGN - 2.6%
   BNP Paribas(a)(b)                                    2.719%    08/19/2008     25,000,000       25,000,000
   Lloyds TSB Group PLC(a)(b)                           2.440%    07/07/2008    100,000,000      100,000,000
   Svenska Handelsbanken(a)(b)                          2.471%    07/21/2008    100,000,000      100,000,000
                                                                                              --------------
                                                                                                 225,000,000
                                                                                              --------------
TOTAL BANK NOTES                                                                                 525,000,000
                                                                                              --------------
MASTER NOTE - 1.2%
   Goldman Sachs Group, Inc.(a)(c)                      3.182%    07/21/2008    100,000,000      100,000,000
                                                                                              --------------
Total MASTER NOTE                                                                                100,000,000
                                                                                              --------------
MEDIUM TERM NOTES - 4.8%
BANK DOMESTIC - 2.0%
   American Express Credit Corp.(a)                     2.492%    07/21/2008     20,000,000       20,000,000
   JPMorgan Chase & Co.(a)                              2.449%    07/02/2008     50,000,000       50,000,000
   Procter & Gamble International Funding SCA(a)        2.789%    08/19/2008     24,000,000       24,000,000
   Wells Fargo Company(a)                               2.631%    07/18/2008     50,000,000       50,000,000
   Wells Fargo Company(a)                               2.631%    07/18/2008     30,000,000       30,000,000
                                                                                              --------------
                                                                                                 174,000,000
                                                                                              --------------
BANK FOREIGN - 2.8%
   Alliance & Leicester PLC(a)(b)                       2.493%    07/31/2008     35,000,000       35,000,000
   Bank of Scotland PLC(a)(b)                           2.448%    07/09/2008     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid(a)(b)    2.968%    07/21/2008     30,000,000       30,000,000
   National Australia Bank Ltd.(a)(b)                   2.448%    07/07/2008     20,000,000       20,000,000
   UniCredito Italiano Bank Ireland PLC(a)(b)           2.501%    07/15/2008     15,000,000       15,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                         INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                       RATE        DATE         AMOUNT           COST+
------------------                                     --------   ----------   ------------   --------------
MEDIUM TERM NOTES (CONTINUED)
BANK FOREIGN (CONTINUED)
   Westpac Banking Corp. (a)(b)                         2.440%    07/07/2008   $100,000,000   $  100,000,000
   Westpac Banking Corp. (a)(b)                         2.471%    07/16/2008     15,000,000       15,000,000
                                                                                              --------------
                                                                                                 240,000,000
                                                                                              --------------
TOTAL MEDIUM TERM NOTES                                                                          414,000,000
                                                                                              --------------
PROMISSORY NOTE - 0.6%
   Goldman Sachs Group, Inc.(a)(c)                      4.100%    07/15/2008     50,000,000       50,000,000
                                                                                              --------------
Total PROMISSORY NOTE                                                                             50,000,000
                                                                                              --------------
REPURCHASE AGREEMENTS - 19.7%
   Bank of America Tri Party Repo, dated
      06/30/08 (collateralized by Federal Home Loan
      Mortgage Corporation, 0.000% due 12/05/08
      valued  at $16,039,958); proceeds $15,726,005     2.300%    07/01/2008     15,725,000       15,725,000
   Bank of America Tri Party Repo, dated 06/30/08
      (collateralized by Federal National Mortgage
      Associations, 5.500% due 06/01/33 valued at
      $408,000,000); proceeds $400,027,778              2.500%    07/01/2008    400,000,000      400,000,000
   Credit Suisse First Boston Tri Party Repo,
      dated 06/30/08 (collateralized by Corporate
      Notes, 5.250% - 8.812% due 05/15/09 - 05/23/37
      valued at $78,520,429); proceeds $75,005,521      2.650%    07/01/2008     75,000,000       75,000,000
   JP Morgan Chase Tri Party Repo, dated 06/30/08
      (collateralized by Government National Mortgage
      Association, 4.500% - 6.000% due 07/20/31 -
      11/20/35, Federal National Mortgage Association,
      2.983% - 7.000% due 07/01/16 - 05/01/38, and
      Federal Home Loan Mortgage Corporation 3.021% -
      22.120% due 11/01/10 - 04/01/38 valued at
      $408,000,000); proceeds $400,030,000              2.700%    07/01/2008    400,000,000      400,000,000
   Salomon Brothers Tri Party Repo, dated 06/30/08
       (collateralized by Federal National Mortgage
       Association, 6.000% due 11/01/36 -10/01/37
       valued at $408,003,280); proceeds $400,030,000   2.700%    07/01/2008    400,000,000      400,000,000
   UBS Warburg Tri Party Repo, dated 06/30/08
      (collateralized by Federal National Mortgage
      Association, 3.500% - 12.500% due 07/01/08 -
      06/01/48 valued at $408,004,734); proceeds
      $400,030,556                                      2.750%    07/01/2008    400,000,000      400,000,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS                                                                    1,690,725,000
                                                                                              --------------
TOTAL INVESTMENTS(d) - 99.7%                                                                   8,555,940,904
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                                      26,863,984
                                                                                              --------------
NET ASSETS - 100.0%                                                                           $8,582,804,888
                                                                                              ==============

----------
(a) Floating Rate Note- Interest rate shown is rate in effect at June 30, 2008 with next reset date.

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At June 30, 2008, this security represents 1.7% of net assets.

(d)  Also represents the cost for federal tax purposes.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         JUNE 30, 2008
----------------------                         -------------
Health                                               22.3%
Education                                            21.7
General Obligations                                  17.2
Pre Refunded/Escrow to Maturity                       6.0
Transportation                                        5.6
Utility                                               5.3
Electric Power                                        4.8
Housing Revenue                                       3.5
Industrial Revenue/Pollution Control Revenue          3.5
Portfolio Revenue                                     2.0
Public Agency                                         2.0
Airport                                               1.8
Water Revenue                                         1.6
Water & Sewer                                         1.5
Other Revenue                                         1.0
Municipals                                            0.2
Total                                               100.0%

MATURITY LADDER                                JUNE 30, 2008
---------------                                -------------
0-3 Days                                             77.3%
4-90 Days                                             1.3%
90+ Days                                             21.4
Total                                               100.0%
Average maturity                                  39 Days

*    The Portfolio's composition will vary over time.

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 93.3%
ALABAMA - 1.7%
Lower Alabama Gas District Supply Revenue
   Bonds, Series A, LIQ: Societe Generale(a)                      3,800,000   1.40   07/03/2008      3,800,000
Montgomery Alabama Waterworks & Sanitary
   Sewer Board Revenue Bonds, Series 881, INS:
   FSA, LIQ: JP Morgan Chase Bank(a)                              5,230,000   1.63   07/03/2008      5,230,000
                                                                                                  ------------
                                                                                                     9,030,000
                                                                                                  ------------
ARIZONA - 3.3%
Austin Trust Various States Revenue Bonds,
   Series 2008-1151, LIQ: Bank of America N.A.(a)                 8,990,000   1.60   07/03/2008      8,990,000
City of Scottsdale Arizona, GO Unlimited(b)                       3,000,000   5.50   07/01/2009      3,118,043
Salt Verde Financial Corporation Gas Revenue
   Bonds, PUTTERS, Series 2267, LIQ: JP Morgan Chase
   Bank(a)                                                        5,200,000   1.60   07/03/2008      5,200,000
                                                                                                  ------------
                                                                                                    17,308,043
                                                                                                  ------------
CALIFORNIA - 0.8%
California School Cash Reserve Program
   Authority, COPs, Series A, LOC: Bank NA                        2,000,000   3.00   07/06/2009      2,027,020
Metropolitan Water District of Southern California
   Waterworks Revenue Bonds, Series A, SPA:
   Landesbank Baden-Wuerttemberg(a)                               2,165,000   1.28   07/03/2008      2,165,000
                                                                                                  ------------
                                                                                                     4,192,020
                                                                                                  ------------
COLORADO - 5.9%
City of Colorado Springs Colorado Utilities
   Revenue Bonds, Sub Lien Improvement,
   Series A, SPA: Dexia Credit Local(a)                          18,500,000   1.50   07/03/2008     18,500,000
City of Colorado Springs Colorado Utilities
   Revenue Bonds, Sub Lien, Series A, SPA: Dexia
   Credit Local(a)                                                3,925,000   1.50   07/03/2008      3,925,000
Southern Ute Indian Tribe of Southern Ute Indian
   Reservation Revenue Bonds(a)                                   8,200,000   1.55   07/03/2008      8,200,000
                                                                                                  ------------
                                                                                                    30,625,000
                                                                                                  ------------
CONNECTICUT - 4.0%
Connecticut State HEFA Revenue Bonds, Yale University,
   Series U2(a)                                                  10,500,000   1.27   07/02/2008     10,500,000
State of Connecticut, GO Unlimited, Series A                     10,000,000   2.25   04/15/2009     10,047,476
                                                                                                  ------------
                                                                                                    20,547,476
                                                                                                  ------------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
DELAWARE - 0.3%
Delaware State EDA, Hospital Billing, Series A,
   LOC: JP Morgan Chase Bank(a)                                   1,500,000   1.62   07/02/2008      1,500,000
                                                                                                  ------------
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Revenue Bonds, ROCs RR II
   R-11247, INS: BHAC-CR MBIA, LIQ: Citibank
   N.A.(a)                                                        9,500,000   1.58   07/03/2008      9,500,000
                                                                                                  ------------
FLORIDA - 3.6%
Austin Trust Various States, COPs,
   Series 2007-138, INS: Assured Guaranty
   AMBAC, LIQ: Bank of America N.A.(a)                            9,900,000   1.60   07/03/2008      9,900,000
Jacksonville Florida Health Facilities Authority
   Hospital Revenue Bonds, Baptist Medical -
   RNKT, LOC: Bank of America N.A.(a)                             3,500,000   2.50   07/01/2008      3,500,000
Orlando Florida Utilities Commission Water &
   Electric Revenue Bonds, Series B, SPA: Suntrust
   Bank(a)                                                        5,400,000   1.52   07/02/2008      5,400,000
                                                                                                  ------------
                                                                                                    18,800,000
                                                                                                  ------------
GEORGIA - 6.0%
Hall County Gainesville Georgia Hospital
   Authority Revenue Bonds, ANTIC Certificates,
   Northeast Health, Series B, INS: MBIA, SPA:
   Landesbank Baden-Wuerttemberg(a)                              10,000,000   8.75   07/02/2008     10,000,000
Municipal Electric Authority Georgia, Gen C
   Rmkt, INS: GO of Participants, LOC:
   Bayerische Landesbank(a)                                       1,500,000   1.50   07/02/2008      1,500,000
Municipal Electric Authority of Georgia Revenue
   Bonds, PJ One SUB D RMKT, INS: FSA, SPA:
   Dexia Credit Local(a)                                          7,800,000   1.50   07/02/2008      7,800,000
Roswell Georgia Housing Authority Multifamily
   Revenue Bonds, Chambrel Roswell, INS: Fannie
   Mae, LIQ: Fannie Mae(a)                                       11,980,000   1.56   07/03/2008     11,980,000
                                                                                                  ------------
                                                                                                    31,280,000
                                                                                                  ------------
ILLINOIS - 6.4%
Chicago Illinois Board of Education, GO
   Unlimited, Series D, INS: FSA, SPA: Dexia
   Credit Local(a)                                                2,000,000   1.50   07/03/2008      2,000,000
Chicago Illinois Board of Education, Series C, GO,
   INS: FSA, SPA: Dexia Public Finance(a)                         1,950,000   1.53   07/03/2008      1,950,000

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
ILLINOIS (CONTINUED)
City of Chicago Illinois, Neighborhoods Alive 21,
   Class B, INS: MBIA, SPA: Depfa Bank PLC(a)                     5,000,000   7.65   07/03/2008      5,000,000
Illinois Development Finance Authority Revenue
   Bonds, Chicago Educational TV Assignment,
   Series A, LOC: Lasalle Bank N.A.(a)                            1,900,000   1.80   07/02/2008      1,900,000
Illinois Development Finance Authority Revenue
   Bonds, Chicago Symphony PJ, INS: GO of
   Corp, LOC: Bank One N.A.(a)                                    8,500,000   1.55   07/02/2008      8,500,000
Illinois Development Finance Authority Revenue
   Bonds, Evanston Northwestern, Class C, SPA:
   Bank One N.A.(a)                                                 830,000   1.55   07/03/2008        830,000
Illinois Development Finance Authority Revenue
   Bonds, World Communications, Inc., LOC:
   Lasalle Bank N.A.(a)                                           1,500,000   1.55   07/02/2008      1,500,000
Illinois Finance Authority Revenue Bonds,
   Northwestern University, Series B(a)                           9,800,000   1.42   07/02/2008      9,800,000
Lake County Illinois Community Consolidated
   School District No 50-Woodland, Series A, GO
   Unlimited, INS: FGIC(b)                                        1,760,000   6.00   12/01/2008      1,807,608
                                                                                                  ------------
                                                                                                    33,287,608
                                                                                                  ------------
INDIANA - 1.6%
Delaware County Hospital Authority Revenue
   Bonds, Cardinal Health Systems Obligation,
   INS: AMBAC, LIQ: FAC-Bank One Indiana(a)                       4,200,000   7.75   07/02/2008      4,200,000
Indiana State Development Finance Authority
   Revenue Bonds, Educational Facilities, Indiana
   Historical Society, LOC: Bank One Indiana
   N.A.(a)                                                        4,200,000   1.55   07/02/2008      4,200,000
                                                                                                  ------------
                                                                                                     8,400,000
                                                                                                  ------------
LOUISIANA - 2.6%
City of New Orleans Louisiana, ROCs RR II,
   Series R-12151, GO Unlimited, INS: AGC-ICC-
   FGIC, LIQ: Citibank N.A.(a)                                   11,880,000   1.57   07/03/2008     11,880,000
Louisiana State Offshore Terminal Authority Deep
   Water Port Revenue Bond, Series B, LOC: Bank
   One N.A.(a)                                                    1,500,000   1.55   07/02/2008      1,500,000
                                                                                                  ------------
                                                                                                    13,380,000
                                                                                                  ------------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
MAINE - 1.2%
State of Maine, GO Unlimited                                      6,000,000   4.00   05/15/2009      6,119,698
                                                                                                  ------------
MARYLAND - 1.7%
Maryland State Economic Development
   Corporation Revenue Bonds, Howard Hughes
   Medical Institution, Series B(a)                               3,000,000   1.30   07/02/2008      3,000,000
Maryland State Health & Higher Educational
   Facilities Authority Revenue Bonds, University
   of Maryland Medical System, Class A, LOC:
   Wachovia Bank N.A.(a)                                          6,000,000   1.47   07/03/2008      6,000,000
                                                                                                  ------------
                                                                                                     9,000,000
                                                                                                  ------------
MASSACHUSETTS - 14.3%
Austin Trust Various States Revenue Bonds,
   Series 2007-1040, INS: FSA, LIQ: Bank of
   America N.A.(a)                                                5,000,000   1.57   07/03/2008      5,000,000
Commonwealth of Massachusetts, GO Unlimited,
   Series C, INS: AMBAC, SPA: Bank of America
   N. A.(a)                                                       7,900,000   1.90   07/03/2008      7,900,000
Massachusetts Bay Transportation Authority
   Revenue Bonds, Series A, INS: FGIC(b)                         14,520,000   5.88   03/01/2009     15,063,950
Massachusetts State HEFA Revenue Bonds, Havard
   University, Series GG-1(a)                                     2,700,000   1.18   07/03/2008      2,700,000
Massachusetts State HEFA Revenue Bonds,
   Museum of Fine Arts, Series A1, SPA: Bank of
   America N.A.(a)                                               23,000,000   2.45   07/01/2008     23,000,000
Massachusetts State HEFA Revenue Bonds, Partner
   Healthcare System, Series D-3, INS: GO of
   Institution, SPA: JP Morgan Chase Bank(a)                     18,545,000   1.46   07/03/2008     18,545,000
Massachusetts State Water Resources Authority
   Revenue Bonds, Series A, INS: FSA(b)                           2,400,000   4.75   08/01/2008      2,429,137
                                                                                                  ------------
                                                                                                    74,638,087
                                                                                                  ------------
MICHIGAN - 1.8%
Michigan State Building Authority Revenue
   Bonds, ROCs RR-II-R-717PB, INS: FSA, LIQ:
   PB Capital Corporation(a)                                      9,430,000   1.60   07/03/2008      9,430,000
                                                                                                  ------------
MINNESOTA - 1.6%
County of Washington Minnesota, Series A, GO
   Unlimited                                                      1,080,000   5.00   02/01/2009      1,098,726

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
MINNESOTA (CONTINUED)
Southern Minnesota Municipal Power Agency
   Power Supply Systems Revenue Bonds, ROCs
   RR II, Series R-10021Z, INS: MBIA, LIQ:
   FAC- Citigroup Financial(a)                                    4,800,000   2.62   07/03/2008      4,800,000
State of Minnesota, GO                                            2,490,000   5.00   08/01/2008      2,493,263
                                                                                                  ------------
                                                                                                     8,391,989
                                                                                                  ------------
MISSOURI - 1.6%
Kansas City Industrial Development Authority
   Revenue Bonds, Oak Street West Student, LOC:
   Bank of America(a)                                             8,550,000   1.54   07/02/2008      8,550,000
                                                                                                  ------------
NEW JERSEY - 0.3%
Essex County New Jersey Improvement Authority
   Revenue Bonds, Pooled Governmental Loan
   Program, LOC: First Union National Bank(a)                     1,700,000   1.50   07/02/2008      1,700,000
                                                                                                  ------------
NEW YORK - 1.7%
City of New York New York, Subseries J2-RMKT,
   LOC: Westdeutsche Landesbank(a)                                7,800,000   1.48   07/02/2008      7,800,000
New York State Local Government Assistance
   Corporation Revenue Bonds, Sub Lien,
   Series A-2, INS: GO of Corporation                             1,250,000   5.00   04/01/2009      1,280,045
                                                                                                  ------------
                                                                                                     9,080,045
                                                                                                  ------------
NORTH CAROLINA - 1.0%
Charlotte North Carolina COPs, Governmental
   Facilities, Series F, SPA: Bank of America
   N.A.(a)                                                        2,000,000   1.55   07/03/2008      2,000,000
City of Winston-Salem North Carolina Water and
   Sewer Systems Revenue Bonds, Series C, SPA:
   Dexia Credit Local(a)                                          1,970,000   1.55   07/02/2008      1,970,000
Mecklenburg County North Carolina, GO
   Unlimited, Series C                                              950,000   5.00   02/01/2009        968,071
                                                                                                  ------------
                                                                                                     4,938,071
                                                                                                  ------------
OHIO - 4.0%
Allen County Ohio Hospital Facilities Revenue
   Bonds,Catholic Healthcare Partners, Series C,
   LOC: Wachovia Bank N. A.(a)                                    2,680,000   1.70   07/01/2008      2,680,000

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
OHIO (CONTINUED)
Butler County Ohio Healthcare Facilities Revenue
   Bonds, IMPT-Lifesphere Project, LOC: U.S.
   Bank NA(a)                                                     1,400,000   1.48   07/03/2008      1,400,000
Cleveland Cuyahoga County Ohio Port Authority
   Revenue Bonds, Euclid/93rd Garage Office,
   LOC: Fifth Third Bank(a)                                         995,000   1.51   07/02/2008        995,000
Cuyahoga County Ohio Revenue Bonds, Cleveland
   Clinic, Subseries B1, SPA: JP Morgan Chase
   Bank(a)                                                       11,200,000   1.70   07/01/2008     11,200,000
Ohio State Higher Educational Facility
   Commission Revenue Bonds, University
   Hospitals Health System, Series C, LOC: Wells
   Fargo Bank N.A.(a)                                             1,000,000   1.43   07/02/2008      1,000,000
Ohio State University General Receipts, Series B(a)               3,500,000   1.37   07/02/2008      3,500,000
                                                                                                  ------------
                                                                                                    20,775,000
                                                                                                  ------------
OREGON - 0.3%
Oregon State, Series 73 G, SPA: JP Morgan Chase
   Bank(a)                                                        1,500,000   1.40   07/02/2008      1,500,000
                                                                                                  ------------
PENNSYLVANIA - 5.3%
Adams County Pennsylvania Industrial
   Development Authority Revenue Bonds,
   Wellspan Properties INC, INS: AMBAC, SPA:
   Dexia Credit Local(a)(c)                                       9,555,000   8.25   07/03/2008      9,555,000
City of Philadelphia Pennsylvania Gas Works
   Revenue Bonds, Series B, INS: FSA(b)                           1,000,000   5.00   07/01/2008      1,011,193
City of Philadelphia Pennsylvania Gas Works
   Revenue Bonds, Sixth Series, INS: FSA(a)                       2,000,000   1.50   07/03/2008      2,000,000
Erie Pennsylvania Water Authority Revenue
   Bonds, Series A, INS: FSA, SPA: JP Morgan
   Chase Bank(a)                                                  1,000,000   1.50   07/03/2008      1,000,000
Geisinger Authority Pennsylvania Health System
   Revenue Bonds, Series C, SPA: PNC Bank
   N.A.(a)                                                        8,500,000   1.65   07/01/2008      8,500,000
Pennsylvania State Turnpike Commission Turnpike
   Revenue Bonds, Series A-2, SPA: Landesbank
   Baden-Wuerttemberg(a)                                          1,400,000   1.55   07/02/2008      1,400,000
Washington County Pennsylvania Authority
   Revenue Bonds, University of Pennsylvania(a)                   4,000,000   1.35   07/03/2008      4,000,000
                                                                                                  ------------
                                                                                                    27,466,193
                                                                                                  ------------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
PUERTO RICO - 0.6%
Puerto Rico Highway & Transportation Authority
   Revenue Bonds, Series H, INS: AMBAC, SPA:
   Bank of America N. A.(a)                                       3,000,000   4.00   07/03/2008      3,000,000
                                                                                                  ------------
SOUTH CAROLINA - 3.3%
Greenville County South Carolina School District
   Installment Revenue Bonds, Stars 2007-048,
   LIQ: BNP Paribas(a)                                            7,375,000   1.53   07/03/2008      7,375,000
South Carolina Transportation Infrastructure Bank
   Revenue Bonds, Series 1283, INS: AMBAC,
   LIQ: JP Morgan Chase Bank(a)                                   9,525,000   1.63   07/03/2008      9,525,000
                                                                                                  ------------
                                                                                                    16,900,000
                                                                                                  ------------
TENNESSEE - 1.0%
Shelby County Tennessee Health Educational &
   Housing Facilities Board Hospital Revenue
   Bonds, PUTTERs, Series 254, LIQ: JP Morgan
   Chase Bank(a)                                                  4,995,000   1.60   07/03/2008      4,995,000
                                                                                                  ------------
TEXAS - 9.1%
ABN AMRO Munitops Certificate Trust Revenue
   Bonds, Series 2006-6, INS: AMBAC, SPA: Bank
   of America N. A.(a)(c)                                        10,015,000   3.05   07/03/2008     10,015,000
Austin County Texas Industrial Development Corp
   Revenue Bonds, Justin Industries, Inc. Project,
   LOC: Bank One N.A.(a)                                          3,500,000   1.58   07/02/2008      3,500,000
City of Arlington Texas Special Obligations
   Revenue Bonds, Tax-Dallas Cowboys, Class B,
   INS: MBIA, SPA: Depfa Bank PLC(a)                              1,400,000   7.75   07/03/2008      1,400,000
City of Garland Texas, GO Limited(b)                              5,000,000   5.75   02/15/2009      5,140,441
Denton Texas Independent School District, School
   Building, Series B, INS: PSF-GTD, SPA: Bank
   of America N.A.(a)                                             1,000,000   1.55   07/03/2008      1,000,000
Harris County Texas, GO                                           2,215,000   5.00   10/01/2008      2,223,453
State of Texas, Public Finance Authority, Series B,
   GO                                                             1,040,000   4.00   10/01/2008      1,042,035
Texas A&M University Revenue Bonds, Fing
   Systems(b)                                                     4,000,000   5.38   05/15/2009      4,135,905
Texas State Transportation Commission Revenue
   Bonds, First Tier                                             13,000,000   5.00   04/01/2009     13,319,341
University of Texas Permanent University
   Fund Revenue Bonds, INS: PUFG(b)                               1,000,000   5.25   07/01/2008      1,012,394

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                                        DATE
                                                                 PRINCIPAL    RATE       OF           VALUE
                                                                  AMOUNT        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
TEXAS (CONTINUED)
University of Texas, University Revenue Bonds,
   Financing Systems, Series A(a)                                 4,500,000   1.25   07/02/2008      4,500,000
                                                                                                  ------------
                                                                                                    47,288,569
                                                                                                  ------------
UTAH - 0.3%
Murray City Utah Hospital Revenue Bonds, IHC
   Health Services, Inc., Series A, INS: J.P. Morgan
   Securities(a)                                                  1,500,000   1.45   07/03/2008      1,500,000
                                                                                                  ------------
VIRGINIA - 1.9%
County of Chesterfield Virginia, Public
   Improvements, GO Unlimited                                     2,160,000   4.00   01/01/2009      2,184,566
Norfolk Virginia Economic Development Authority
   Revenue Bonds, Bon Secours Heath, Series A,
   INS: MBIA, SPA: Landesbank Baden-
   Wuerttemberg(a)                                                6,600,000   8.75   07/02/2008      6,600,000
Virginia College Building Authority Educational
   Facilities Revenue Bonds, 21st Century College
   and Equipment, Series B                                        1,000,000   5.00   02/01/2009      1,018,153
                                                                                                  ------------
                                                                                                     9,802,719
                                                                                                  ------------
WASHINGTON - 2.0%
Port Vancouver Washington Revenue Bonds,
   United Grain Corporation, Series 84A, LOC:
   Bank of America N.A.(a)                                        2,000,000   1.55   07/02/2008      2,000,000
Seattle Washington Water Systems Revenue Bonds,
   Series A, LOC: Bayerische Landesbank(a)                          400,000   1.53   07/02/2008        400,000
Washington State Higher Education Facilities
   Authority Revenue Bonds, Whitman College
   Project, SPA: JP Morgan Chase Bank(a)                          8,000,000   1.55   07/03/2008      8,000,000
                                                                                                  ------------
                                                                                                    10,400,000
                                                                                                  ------------
WISCONSIN - 2.3%
University Hospitals & Clinics Authority Revenue
   Bonds, Series B, INS: GO of Authority, LOC:
   U.S. Bank N.A.(a)                                              1,000,000   1.70   07/01/2008      1,000,000
Wisconsin State HEFA Revenue Bonds, Ascension
   Health, Series D                                               6,200,000   1.75   11/15/2008      6,200,000

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)


                                                                 PRINCIPAL              DATE
                                                                  AMOUNT      RATE       OF           VALUE
                                                                  SHARES        %     MATURITY          $
                                                               ------------   ----   ----------   ------------
WISCONSIN (CONTINUED)
Wisconsin State HEFA Revenue Bonds, Gundersen
   Lutheran, Series A, LOC: Wells Fargo Bank
   N.A.(a)                                                        5,000,000   1.53   07/03/2008      5,000,000
                                                                                                  ------------
                                                                                                    12,200,000
                                                                                                  ------------
Total Short-Term Tax-Exempt Obligations                                                            485,525,518
                                                                                                  ------------
MONEY MARKET FUNDS - 6.6%
Clark County Nevada Money Market Fund                             4,000,000                          4,000,000
Dreyfus Tax Exempt Cash Management Fund                          30,237,280                         30,237,280
                                                                                                  ------------
Total Money Market Funds (at net asset value)                                                       34,237,280
                                                                                                  ------------
TOTAL INVESTMENTS(D) - 99.9%                                                                       519,762,798
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                           624,277
                                                                                                  ------------
NET ASSETS - 100.0%                                                                               $520,387,075
                                                                                                  ============

(a) Floating Rate Note- Interest rate shown is rate in effect at June 30, 2008 with next reset date.

(b)  Date shown is pre refunded date.

(c) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the 1933 Act or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(d)  Also represents the cost for federal tax purposes.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
HEFA      Health and Educational Facilities Authority
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PSF       Permanent School Fund
PUTTERs   Puttable Tax Exempt Receipts
ROCs      Reset Option Certificates
SPA       Standby Purchase Agreement

                        See Notes to Financial Statements

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   JUNE 30, 2008
----------------------                   -------------
U.S. Government Securities                     66.4%
Repurchase Agreements                          33.6
Liabilities less cash and other assets          0.0
                                              -----
Total                                         100.0%
                                              =====

MATURITY LADDER                          JUNE 30, 2008
---------------                          -------------
0-3 Days                                       33.6%
4-90 Days                                      66.4%
90+ Days                                        0.0
                                              -----
Total                                         100.0%
                                              =====
Average maturity                            31 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                       See Notes to Financial Statements

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE         AMOUNT           COST
------------------                                 --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 66.4%
Fannie Mae Discount Notes(a)                        2.055%    07/09/2008   $ 79,000,000   $   78,963,923
Fannie Mae Discount Notes(a)                        2.000%    07/30/2008     80,000,000       79,871,111
Fannie Mae Discount Notes(a)                        2.030%    07/30/2008     20,005,000       19,972,286
Fannie Mae Discount Notes(a)                        2.060%    08/01/2008     45,000,000       44,920,175
Fannie Mae Discount Notes(a)                        2.070%    08/01/2008     25,000,000       24,955,438
Fannie Mae Discount Notes(a)                        2.105%    08/08/2008     23,800,000       23,747,495
Fannie Mae Discount Notes(a)                        2.350%    09/10/2008     70,483,000       70,156,331
Federal Home Loan Bank(b)                           2.664%    09/17/2008     50,000,000       50,011,660
Federal Home Loan Bank(b)                           2.575%    08/07/2008     65,000,000       65,000,000
Federal Home Loan Bank Discount Notes(a)            2.000%    08/01/2008     50,000,000       49,913,889
Federal Home Loan Bank Discount Notes(a)            2.220%    08/27/2008     19,220,000       19,152,442
Federal Home Loan Bank Discount Notes(a)            2.260%    08/29/2008     44,000,000       43,837,029
Federal Home Loan Bank Discount Notes(a)            2.330%    08/29/2008     33,000,000       32,873,986
Federal Home Loan Bank Discount Notes(a)            2.090%    09/03/2008     42,201,000       42,044,200
Freddie Mac(b)                                      2.639%    09/26/2008     70,000,000       70,057,222
Freddie Mac Discount Notes(a)                       2.060%    07/14/2008     40,000,000       39,970,244
Freddie Mac Discount Notes(a)                       2.070%    07/14/2008     61,000,000       60,954,402
Freddie Mac Discount Notes(a)                       2.060%    08/08/2008     31,000,000       30,932,592
Freddie Mac Discount Notes(a)                       2.130%    08/18/2008     92,500,000       92,237,300
Freddie Mac Discount Notes(a)                       2.410%    09/15/2008     30,000,000       29,847,367
Freddie Mac Discount Notes(a)                       2.470%    09/22/2008     16,700,000       16,604,898
                                                                                          --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                     986,023,990
                                                                                          ==============
REPURCHASE AGREEMENTS - 33.6%
ABN AMRO Inc. Tri Party Repo, dated 06/30/08
   (collateralized by a Federal National
   Mortgage Association, 3.150% due 05/06/10, a
   Federal Home Loan Bank, 5.250% due 05/21/09
   and a Federal Home Loan Mortgage Corporation,
   0.000% due 07/02/08 valued at $178,500,124);
   proceeds $175,012,639                            2.600%    07/01/2008    175,000,000      175,000,000
Bank of America Tri Party Repo, dated 06/30/08
   (collateralized by a Federal Home Loan Bank,
   1.900% due 03/20/09 valued at $49,866,471);
   proceeds $48,888,123                             2.300%    07/01/2008     48,885,000       48,885,000
Credit Suisse First Boston Tri Party Repo, dated
   06/30/08 (collateralized by a Federal
   National Mortgage Association, 0.000% due
   05/01/09 and Strip Principals, 0.000% -
   6.000% due 08/15/08 - 05/15/14 valued at
   $51,002,831); proceeds $50,003,472               2.500%    07/01/2008     50,000,000       50,000,000
Goldman Sacs Tri Party Repo, dated 06/30/08
   (collateralized by a U.S. Treasury Note,
   7.250% due 08/15/22 valued at $178,500,043);
   proceeds $175,011,667                            2.400%    07/01/2008    175,000,000      175,000,000
UBS Warburg Tri Party Repo, dated 06/30/08
   (collateralized by Resolution Funding Strips,
   0.000% due 07/15/12 - 10/15/16 valued at
   $51,002,342); proceeds $50,003,681               2.650%    07/01/2008     50,000,000       50,000,000
                                                                                          --------------

                        See Notes to Financial Statements

              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE         AMOUNT           COST
------------------                                 --------   ----------   ------------   --------------
TOTAL REPURCHASE AGREEMENTS                                                                  498,885,000
TOTAL INVESTMENTS(c) - 100.0%                                                              1,484,908,990
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                    175,386
                                                                                          --------------
NET ASSETS - 100.0%                                                                       $1,485,084,376
                                                                                          ==============

(a)  Discount rate at time of purchase.

(b) Variable Rate Security - Interest Rate is in effect as of June 30, 2008 with next reset date.

(c)  Also represents the cost for federal tax purposes.

                       See Notes to Financial Statements

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   JUNE 30, 2008
----------------------                   -------------
U.S. Treasury Obligations                     100.0%
Liabilities less cash and other assets          0.0
                                              -----
Total                                         100.0%
                                              =====

MATURITY LADDER                          JUNE 30, 2008
---------------                          -------------
0-3 Days                                       13.0%
4-90 Days                                      87.0%
90+ Days                                        0.0
                                              -----
Total                                         100.0%
                                              =====
Average maturity                            26 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                        STATE STREET TREASURY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                              RATE        DATE         AMOUNT         COST
------------------                            --------   ----------   -----------   ------------
U.S. TREASURY OBLIGATIONS - 100.0%
   United States Treasury Bill                 1.735%    07/03/2008   $25,103,000   $ 25,100,580
   United States Treasury Bill                 1.760%    07/03/2008    60,000,000     59,994,133
   United States Treasury Bill                 1.860%    07/03/2008    31,242,000     31,238,772
   United States Treasury Bill                 1.550%    07/10/2008    30,205,000     30,193,295
   United States Treasury Bill                 1.685%    07/10/2008    25,000,000     24,989,469
   United States Treasury Bill                 1.880%    07/10/2008    50,000,000     49,976,500
   United States Treasury Bill                 1.880%    07/10/2008    50,000,000     49,983,688
   United States Treasury Bill                 1.895%    07/10/2008    25,000,000     24,988,156
   United States Treasury Bill                 1.445%    07/17/2008    15,095,000     15,085,473
   United States Treasury Bill                 1.220%    07/17/2008    34,129,000     34,110,495
   United States Treasury Bill                 1.710%    07/17/2008    45,000,000     44,965,800
   United States Treasury Bill                 1.720%    07/17/2008    75,000,000     74,942,667
   United States Treasury Bill                 1.820%    07/17/2008    25,000,000     24,979,778
   United States Treasury Bill                 1.700%    07/24/2008    30,000,000     29,967,417
   United States Treasury Bill                 1.730%    07/24/2008    25,000,000     24,972,368
   United States Treasury Bill                 1.740%    07/24/2008    16,555,000     16,536,596
   United States Treasury Bill                 1.770%    07/24/2008    30,000,000     29,966,075
   United States Treasury Bill                 1.810%    07/24/2008    25,000,000     24,971,090
   United States Treasury Bill                 1.848%    08/07/2008    25,000,000     24,954,264
   United States Treasury Bill                 1.720%    08/07/2008    20,000,000     19,964,644
   United States Treasury Bill                 1.762%    08/14/2008    20,000,000     19,956,538
   United States Treasury Bill                 1.600%    08/21/2008    25,000,000     24,943,333
   United States Treasury Bill                 1.640%    08/28/2008    25,000,000     24,933,944
   United States Treasury Bill                 1.660%    09/04/2008    20,000,000     19,940,056
   United States Treasury Bill                 1.815%    09/04/2008    15,000,000     14,950,844
   United States Treasury Bill                 1.736%    09/18/2008    16,490,000     16,428,302
   United States Treasury Bill                 1.750%    09/18/2008    20,000,000     19,923,194
   United States Treasury Bill                 1.720%    09/25/2008    20,000,000     19,917,822
   United States Treasury Bill- When Issued    1.840%    07/31/2008    25,000,000     24,962,865
   United States Treasury Bill- When Issued    1.700%    07/31/2008    20,000,000     19,971,667
   United States Treasury Bill- When Issued    1.805%    07/31/2008    25,000,000     24,962,396
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      892,772,221
                                                                                    ------------
TOTAL INVESTMENTS(a) - 100.0%                                                        892,772,221
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                 (143,974)
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $892,628,247
                                                                                    ============

(a)  Also represents the cost for federal tax purposes.

                       See Notes to Financial Statements

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   JUNE 30, 2008
----------------------                   -------------
U.S. Treasury Obligations                     51.9%
U.S. Government Securities                     0.0
Repurchase Agreements                         48.1
Liabilities less cash and other assets         0.0
                                             -----
Total                                        100.0%
                                             =====

MATURITY LADDER                          JUNE 30, 2008
---------------                          -------------
0-3 Days                                      63.1%
4-90 Days                                     36.9%
90+ Days                                       0.0
                                             -----
Total                                        100.0%
                                             =====
Average maturity                            7 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                      STATE STREET TREASURY PLUS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE         AMOUNT          COST
------------------                               --------   ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS - 51.9%
   United States Treasury Bill                    1.155%    07/03/2008   $ 75,000,000   $ 74,995,187
   United States Treasury Bill                    1.380%    07/10/2008     55,000,000     54,981,025
   United States Treasury Bill                    1.500%    07/10/2008     20,000,000     19,992,500
   United States Treasury Bill                    1.450%    07/17/2008     75,000,000     74,951,667
   United States Treasury Bill                    1.495%    07/24/2008     35,000,000     34,966,570
                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          259,886,949
                                                                                        ------------
REPURCHASE AGREEMENTS - 48.1%
   Deutsche Tri Party Repo, dated 06/30/08
      (collateralized by a U.S. Treasury Bill,
      0.000% due 07/03/08 and a U.S. Treasury
      Strip, 0.000% due 02/15/16 valued at
      $102,000,001); proceeds $100,004,861        1.750%    07/01/2008    100,000,000    100,000,000
   Fortis Tri Party Repo, dated 06/30/08
      (collateralized by a U.S. Treasury Note,
      8.000% due 11/15/20 valued at
      $15,300,074); proceeds $15,000,750          1.800%    07/01/2008     15,000,000     15,000,000
   HSBC Tri Party Repo, dated 06/30/08
      (collateralized by a Resolution Funding
      Strip, 0.000% due 01/15/13 valued at
      $15,300,285); proceeds $15,000,708          1.700%    07/01/2008     15,000,000     15,000,000
   ING Tri Party Repo, dated 06/30/08
      (collateralized by a U.S. Treasury Bond,
      8.000% due 11/15/21 valued at
      $15,302,670); proceeds $15,000,771          1.850%    07/01/2008     15,000,000     15,000,000
   Morgan Stanley Tri Party Repo, dated
      06/30/08 (collateralized by U.S.
      Treasury Notes, 4.250% due 08/15/14 -
      11/15/14 valued at $102,928,203);
      proceeds 95,969,585                         1.720%    07/01/2008     95,965,000     95,965,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS                                                              240,965,000
                                                                                        ------------
TOTAL INVESTMENTS(a) - 100.0%                                                            500,851,949
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                      (80,221)
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $500,771,728
                                                                                        ============

(a)  Also represents the cost for federal tax purposes.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2008 (UNAUDITED)

                                                                           U.S.
                                                         TAX FREE       GOVERNMENT       TREASURY     TREASURY PLUS
                                       MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                      --------------   ------------   --------------   ------------   -------------
ASSETS
   Investments in unaffiliated
      issuers, at amortized cost
      (Note 2)                        $6,865,215,904   $519,762,798   $  986,023,990   $892,772,221    $259,886,949
   Repurchase Agreements (cost
      $1,690,725,000, $0,
      $498,885,000, $0 and
      $240,965,000, respectively)
      (Note 2)                         1,690,725,000             --      498,885,000             --     240,965,000
                                      --------------   ------------   --------------   ------------    ------------
                                       8,555,940,904    519,762,798    1,484,908,990    892,772,221     500,851,949
   Cash                                          288             --              279          1,142             282
   Receivables:
      Investments sold                            --        277,762               --             --              --
      Interest receivable                 27,087,888      2,418,473          367,754             --          11,675
      Receivable from adviser
         (Note 3)                            162,265         14,901               --             --              --
      Miscellaneous assets                   512,367            816               --             --              --
      Prepaid expense                         21,052         14,192            9,077          7,183           7,012
                                      --------------   ------------   --------------   ------------    ------------
         Total assets                  8,583,724,764    522,488,942    1,485,286,100    892,780,546     500,870,918
                                      --------------   ------------   --------------   ------------    ------------
LIABILITIES
   Payables:
      Investments purchased                       --      2,027,020               --             --              --
      Management fee (Note 3)                731,948         40,106          126,944         86,461          42,367
      Administration, custody
         and transfer agent fees
         (Note 3)                            150,737          7,941           27,410         17,881           9,041
      Professional fees                       24,331         24,609           34,083         34,600          34,447
      Trustee's fees (Note 4)                     95             --               --             --              --
      Accrued expenses                        12,765          2,191           13,287         13,357          13,335
                                      --------------   ------------   --------------   ------------    ------------
         Total liabilities                   919,876      2,101,867          201,724        152,299          99,190
                                      --------------   ------------   --------------   ------------    ------------
NET ASSETS                            $8,582,804,888   $520,387,075   $1,485,084,376   $892,628,247    $500,771,728
                                      ==============   ============   ==============   ============    ============

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                        U.S.
                                                       TAX FREE      GOVERNMENT      TREASURY     TREASURY PLUS
                                      MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET    MONEY MARKET
                                        PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                      ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME
   Interest                           $136,803,834    $6,472,991     $21,534,149    $7,899,752      $6,096,588
                                      ------------    ----------     -----------    ----------      ----------
EXPENSES
   Management fees (Note 3)              4,079,283       244,924         765,172       490,851         263,981
   Administration, custody and
      transfer agent fees (Note 3)         831,046        49,572         157,296       100,134          54,137
   Professional fees                        31,042        28,141          35,695        35,755          35,602
   Trustee's fees (Note 4)                  29,091         7,018           6,607         5,309           5,041
   Printing fees                                78           807           1,510         1,515           1,498
   Other expenses                           21,868         2,769          13,062        12,093          11,975
                                      ------------    ----------     -----------    ----------      ----------
      Total Expenses                     4,992,408       333,231         979,342       645,657         372,234
   Less: Fee waivers/reimbursements
      by investment adviser
      (Note 3)                            (913,126)      (88,307)             --            --              --
                                      ------------    ----------     -----------    ----------      ----------
         Total Net Expenses              4,079,282       244,924         979,342       645,657         372,234
                                      ------------    ----------     -----------    ----------      ----------
NET INVESTMENT INCOME                 $132,724,552    $6,228,067     $20,554,807    $7,254,095      $5,724,354
                                      ============    ==========     ===========    ==========      ==========
REALIZED GAIN (LOSS)
Net realized gain (loss) on
   investments                             235,064       (98,854)             --       122,457              --
                                      ------------    ----------     -----------    ----------      ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS          $132,959,616    $6,129,213     $20,554,807    $7,376,552      $5,724,354
                                      ============    ==========     ===========    ==========      ==========

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                TAX FREE                    U.S. GOVERNMENT
                                         MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                   ---------------------------------  ----------------------------  -------------------------------
                                      SIX MONTHS                        SIX MONTHS                     SIX MONTHS
                                        ENDED          YEAR ENDED         ENDED       PERIOD ENDED       ENDED        PERIOD ENDED
                                    JUNE 30, 2008     DECEMBER 31,    JUNE 30, 2008   DECEMBER 31,   JUNE 30, 2008    DECEMBER 31,
                                     (UNAUDITED)          2007         (UNAUDITED)       2007*        (UNAUDITED)         2007*
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM:
OPERATIONS
   Net investment income           $   132,724,552  $    294,455,764  $   6,228,067  $   4,534,841  $    20,554,807  $   10,808,121
   Net realized gain (loss) on
      investments                          235,064            (6,953)       (98,854)        12,161               --              --
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
      Net increase in net assets
         from operations               132,959,616       294,448,811      6,129,213      4,547,002       20,554,807      10,808,121
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
CAPITAL TRANSACTIONS
   Proceeds from contributions      11,362,497,990    14,082,546,440    951,398,348    743,338,878    2,148,915,493   1,801,532,181
   Fair value of withdrawals        (9,830,915,746)  (13,655,849,339)  (884,818,991)  (300,207,375)  (1,761,180,241)   (735,545,985)
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
      Net increase in net assets
         from capital
         transactions                1,531,582,244       426,697,101     66,579,357    443,131,503      387,735,252   1,065,986,196
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
NET INCREASE IN NET ASSETS           1,664,541,860       721,145,912     72,708,570    447,678,505      408,290,059   1,076,794,317
NET ASSETS
   Beginning of period               6,918,263,028     6,197,117,116    447,678,505             --    1,076,794,317              --
                                   ---------------  ----------------  -------------  -------------  ---------------  --------------
   End of period                   $  8,582,804,88  $  6,918,263,028  $ 520,387,075  $ 447,678,505  $ 1,485,084,376  $1,076,794,317
                                   ===============  ================  =============  =============  ===============  ==============

* The portfolios commenced operations on February 7, 2007 and October 17, 2007, respectively.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                         TREASURY                          TREASURY PLUS
                                        MONEY MARKET                        MONEY MARKET
                                         PORTFOLIO                           PORTFOLIO
                               --------------------------------   --------------------------------
                               SIX MONTHS ENDED    PERIOD ENDED   SIX MONTHS ENDED    PERIOD ENDED
                                   JUNE 30,        DECEMBER 31,        JUNE 30,       DECEMBER 31,
                               2008 (UNAUDITED)       2007*       2008 (UNAUDITED)        2007*
                               ----------------   -------------   ----------------   -------------
INCREASE (DECREASE) IN NET
   ASSETS FROM:
OPERATIONS
   Net investment income       $     7,254,095    $   2,370,783     $   5,724,354    $   3,784,290
   Net realized gain on
      investments                      122,457            8,735                --               --
                               ---------------    -------------     -------------    -------------
   Net increase in net
      assets from operations         7,376,552        2,379,518         5,724,354        3,784,290
                               ---------------    -------------     -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds from
      contributions              4,300,698,974      652,230,533       679,708,358      934,443,802
   Fair value of withdrawals    (3,945,551,213)    (124,506,117)     (647,851,027)    (475,038,049)
                               ---------------    -------------     -------------    -------------
      Net increase in net
         assets from capital
         transactions              355,147,761      527,724,416        31,857,331      459,405,753
                               ---------------    -------------     -------------    -------------
NET INCREASE IN NET ASSETS         362,524,313      530,103,934        37,581,685      463,190,043
NET ASSETS
   Beginning of period             530,103,934               --       463,190,043               --
                               ---------------    -------------     -------------    -------------
   End of period               $   892,628,247    $ 530,103,934     $ 500,771,728    $ 463,190,043
                               ===============    =============     =============    =============

* The portfolio commenced operations on October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS

                                                  RATIOS TO AVERAGE
                                                       NET ASSETS
                                         ----------------------------------
                                                                                NET ASSETS
                                           GROSS        NET          NET          END OF
                               TOTAL     OPERATING   OPERATING   INVESTMENT       PERIOD
PERIOD ENDED DECEMBER 31,   RETURN (a)    EXPENSES    EXPENSES     INCOME     (000S OMITTED)
-------------------------   ----------   ---------   ---------   ----------   --------------
MONEY MARKET PORTFOLIO
   2008*                       1.66%      0.12% **    0.10% **    3.26% **      $8,582,805
   2007                        5.30%      0.12%       0.10%       5.14%          6,918,263
   2006                        5.09%      0.13%       0.10%       5.08%          6,197,117
   2005                        3.31%      0.14%       0.10%       3.33%          1,639,871
   2004 ***                    0.68%      0.18% **    0.10% **    1.71% **         381,716
TAX FREE MONEY MARKET
   PORTFOLIO
   2008*                       1.24%      0.14% **    0.10% **    2.53% **         520,387
   2007 ***                    3.19%      0.17% **    0.10% **    3.42% **         447,679
U.S. GOVERNMENT MONEY
   MARKET PORTFOLIO
   2008*                       1.38%      0.13% **    0.13% **    2.69% **       1,485,084
   2007 ***                    0.92%      0.14% **    0.14% **    4.39% **       1,076,794
TREASURY PORTFOLIO
   2008*                       0.85%      0.13% **    0.13% **    1.48% **         892,628
   2007 ***                    0.61%      0.19% **    0.19% **    3.21% **         530,104
TREASURY PLUS PORTFOLIO
   2008*                       1.11%      0.14% **    0.14% **    2.16% **         500,772
   2007 ***                    0.75%      0.17% **    0.17% **    3.95% **         463,190

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

*    For the six months ended June 30, 2008 (unaudited).

**   Annualized.

*** The portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio (formerly the State Street Tax Free Limited Duration Bond Portfolio), the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At June 30, 2008, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio (formerly the State Street Tax Free Limited Duration Bond Portfolio), the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:

PORTFOLIO NAME                                        COMMENCEMENT DATE
---------------------------------------------------   -----------------
State Street Money Market Portfolio                   August 12, 2004.
State Street Tax Free Money Market Portfolio          February 7, 2007
State Street U.S. Government Money Market Portfolio   October 17, 2007
State Street Treasury Money Market Portfolio          October 25, 2007
State Street Treasury Plus Money Market Portfolio     October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

The Portfolios' investment objectives are as follows:

PORTFOLIO NAME                                      INVESTMENT OBJECTIVE
-------------------------------------------------   ----------------------------------------------------
State Street Money Market Portfolio                 To seek to maximize current income, to the extent
                                                    consistent with the preservation of capital and
                                                    liquidity by investing in dollar denominated
                                                    securities.

State Street Tax Free Money Market Portfolio        To seek to maximize current income, exempt from
                                                    federal income taxes, to the extent consistent with
                                                    the preservation of capital and liquidity.

State Street U.S. Government Money Market           To seek to maximize current income, to the extent
Portfolio                                           consistent with the preservation of capital and
                                                    liquidity by investing in U.S. government securities
                                                    with remaining maturities of one year or less an in
                                                    repurchase agreements collateralized by U.S.
                                                    government securities.

State Street Treasury Money Market Portfolio        To seek a high level of current income consistent
                                                    with preserving principal and liquidity.

State Street Treasury Plus Money Market Portfolio   To seek a high level of current income consistent
                                                    with preserving principal and liquidity by investing
                                                    in a portfolio made up principally of U.S. Treasury
                                                    securities and repurchase agreements collateralized
                                                    by such securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                                INVESTMENTS IN SECURITIES
                           --------------------------------------------------------------------------------------------------
                                                STATE STREET TAX   STATE STREET U.S.     STATE STREET         STATE STREET
                           STATE STREET MONEY      FREE MONEY       GOVERNMENT MONEY    TREASURY MONEY    TREASURY PLUS MONEY
VALUATION INPUTS            MARKET PORTFOLIO    MARKET PORTFOLIO    MARKET PORTFOLIO   MARKET PORTFOLIO     MARKET PORTFOLIO
----------------           ------------------   ----------------   -----------------   ----------------   -------------------
Level 1 -- Quoted Prices     $           --       $        --        $           --      $         --         $         --
Level 2 -- Other
   Significant
   Observable Inputs          8,555,940,904        519,762,798        1,484,908,990       892,772,221          500,851,949
Level 3 -- Significant
   Unobservable Inputs                   --                 --                   --                --                   --
                             --------------       ------------       --------------      ------------         ------------
Total                        $8,555,940,904       $519,762,798       $1,484,908,990      $892,772,221         $500,851,949
                             ==============       ============       ==============      ============         ============

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the six months ended June 30, 2008, the Portfolios did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, relate to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 (or since inception, for Portfolios formed subsequent to 2004) through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United State of America and the Commonwealth of Massachusetts.

At June 30, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolios have entered into investment advisory agreements with SSgA FM. The Adviser directs the investments of each Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolios pay the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market Portfolio at 0.10% of the respective Portfolio's average daily net assets until April 30, 2009. For the six months ended June 30, 2008, SSgA FM reimbursed the Portfolios under this agreement as follows:

State Street Money Market Portfolio            $913,126
State Street Tax Free Money Market Portfolio   $ 88,307

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent, beginning February 1, 2007 the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02

Minimum annual fee per portfolio:                $150,000

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

STATE STREET MASTER FUNDS
JUNE 30, 2008 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET EQUITY 500 INDEX FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-l) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class' costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class' actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                             BEGINNING          ENDING
                                           ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                          JANUARY 1, 2008   JUNE 30, 2008   DURING PERIOD *
                                          ---------------   -------------   ---------------
BASED ON ACTUAL CLASS RETURN
Administrative Shares                        $1,000.00        $  879.10          $1.14
Service Shares                               $1,000.00        $  878.90          $1.61
Class R Shares                               $1,000.00        $  877.30          $3.24
BASED ON HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)
Administrative Shares                        $1,000.00        $1,023.65          $1.23
Service Shares                               $1,000.00        $1,023.15          $1.74
Class R Shares                               $1,000.00        $1,021.41          $3.49

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of June 30, 2008 were 0.245%, 0.345% and 0.695%, respectively, which include each Class' proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investment in State Street Equity 500 Index Portfolio, at value
      (identified cost $195,471,372) (Note 1)                        $ 231,802,675
   Receivable for Fund shares sold                                          94,332
                                                                     -------------
                                                                       231,897,007
LIABILITIES
   Payable for Fund shares repurchased                                      76,808
   Distribution fees payable (Note 3)                                       39,530
   Administration fees payable (Note 3)                                      9,943
                                                                     -------------
                                                                           126,281
                                                                     -------------
NET ASSETS                                                           $ 231,770,726
                                                                     =============
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 216,763,173
   Undistributed net investment income                                   2,283,529
   Accumulated net realized loss                                       (23,429,546)
   Net unrealized appreciation on investments and futures               36,153,570
                                                                     -------------
NET ASSETS                                                           $ 231,770,726
                                                                     =============
ADMINISTRATIVE SHARES:
NET ASSETS                                                           $ 161,034,600
Shares of beneficial interest outstanding                               14,968,714
Offering, net asset value, and redemption price per share            $       10.76
                                                                     =============
SERVICE SHARES:
NET ASSETS                                                           $  64,666,673
Shares of beneficial interest outstanding                                6,019,522
Offering, net asset value, and redemption price per share            $       10.74
                                                                     =============
CLASS R SHARES:
NET ASSETS                                                           $   6,069,453
Shares of beneficial interest outstanding                                  565,832
Offering, net asset value, and redemption price per share            $       10.73
                                                                     =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INCOME
   Dividend income allocated from Portfolio (Note 2)   $  2,521,854
   Interest income allocated from Portfolio (Note 2)         78,202
   Expenses allocated from Portfolio (Note 3)               (55,383)
                                                       ------------
                                                          2,544,673
                                                       ------------
EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                 130,189
      Service Shares                                         82,957
      Class R Shares                                         18,097
   Administration fees (Note 3)                              61,496
                                                       ------------
                                                            292,739
                                                       ------------
NET INVESTMENT INCOME                                     2,251,934
                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from
   Portfolio on:
   Investments                                            1,821,396
   Futures                                                 (435,457)
                                                       ------------
                                                          1,385,939
                                                       ------------
Change in net unrealized depreciation
   allocated from Portfolio on:
   Investments                                          (35,518,366)
   Futures                                                 (378,236)
                                                       ------------
                                                        (35,896,602)
                                                       ------------
Net realized and unrealized loss                        (34,510,663)
                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(32,258,729)
                                                       ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the
                                                          Six Months Ended      For the Year
                                                            June 30, 2008          Ended
                                                             (Unaudited)     December 31, 2007
                                                          ----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                    $  2,251,934       $  4,777,128
   Net realized gain on investments and futures                1,385,939         17,549,610
   Change in net unrealized appreciation (depreciation)      (35,896,602)        (8,067,887)
                                                            ------------       ------------
   Net increase in net assets resulting from operations      (32,258,729)        14,258,851
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                           --         (3,457,438)
      Service Shares                                                  --         (1,199,367)
      Class R Shares                                                  --            (80,013)
                                                            ------------       ------------
      Total Distributions                                             --         (4,736,818)
                                                            ------------       ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
   Shares sold                                                 5,992,851          8,626,335
   Reinvestment of distributions                                      --          3,457,437
   Shares redeemed                                           (14,918,437)       (33,384,100)
                                                            ------------       ------------
      Net decrease from capital share transactions            (8,925,586)       (21,300,328)
                                                            ------------       ------------
SERVICE SHARES
   Shares sold                                                 7,537,728         19,564,724
   Reinvestment of distributions                                      --          1,199,367
   Shares redeemed                                            (5,114,057)       (11,631,522)
                                                            ------------       ------------
      Net increase from capital share transactions             2,423,671          9,132,569
                                                            ------------       ------------
CLASS R SHARES
   Shares sold                                                 1,456,226          3,797,904
   Reinvestment of distributions                                      --             80,013
   Shares redeemed                                              (521,314)        (1,138,884)
                                                            ------------       ------------
      Net increase from capital share transactions               934,912          2,739,033
                                                            ------------       ------------
   Net decrease in net assets                                (37,825,732)            93,307
NET ASSETS, BEGINNING OF PERIOD                              269,596,458        269,503,151
                                                            ------------       ------------
NET ASSETS, END OF PERIOD                                   $231,770,726       $269,596,458
                                                            ============       ============
Undistributed net investment income                         $  2,283,529       $     31,595
                                                            ============       ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                        For the
                                   Six Months Ended     For the Year
                                     June 30, 2008          Ended
                                      (Unaudited)     December 31, 2007
                                   ----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                           529,597            702,137
   Reinvestment of distributions              --            280,636
   Shares redeemed                    (1,311,377)        (2,692,125)
                                      ----------         ----------
      Net decrease in shares            (781,780)        (1,709,352)
                                      ==========         ==========
SERVICE SHARES
   Shares sold                           664,883          1,595,084
   Reinvestment of distributions              --             97,430
   Shares redeemed                      (450,480)          (944,902)
                                      ----------         ----------
      Net increase in shares             214,403            747,612
                                      ==========         ==========
CLASS R SHARES
   Shares sold                           128,453            305,676
   Reinvestment of distributions              --              6,500
   Shares redeemed                       (46,287)           (91,028)
                                      ----------         ----------
      Net increase in shares              82,166            221,148
                                      ==========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                           Six Months      Year         Year       Year       Year       Year
                                         Ended 6/30/08     Ended        Ended      Ended      Ended      Ended
                                          (Unaudited)    12/31/07     12/31/06   12/31/05   12/31/04   12/31/03
                                         -------------   --------     --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE(a):
Net Asset Value, Beginning of Period      $  12.24       $  11.83     $  10.41   $  10.10   $   9.34   $   7.36
                                          --------       --------     --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net Investment Income                      0.11*          0.22*        0.19*      0.17*      0.17*      0.13*
   Net Realized And Unrealized Gain
      (Loss) On Investments                  (1.59)          0.41         1.42       0.30       0.82       1.95
                                          --------       --------     --------   --------   --------   --------
      Total From Investment Operations       (1.48)          0.63         1.61       0.47       0.99       2.08
                                          --------       --------     --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net Investment Income                        --          (0.22)       (0.19)     (0.16)     (0.23)     (0.10)
                                          --------       --------     --------   --------   --------   --------
   Net Increase (Decrease) In Net
      Assets                                 (1.48)          0.41         1.42       0.31       0.76       1.98
                                          --------       --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD            $  10.76       $  12.24     $  11.83   $  10.41   $  10.10   $   9.34
                                          ========       ========     ========   ========   ========   ========
TOTAL RETURN(b)                             (12.09)%         5.35%       15.52%      4.66%     10.63%     28.37%
                                          ========       ========     ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End Of Period (000s)       $161,035       $192,718     $206,607   $195,725   $200,524   $182,037
   RATIOS TO AVERAGE NET ASSETS:
      Operating Expenses                     0.245%(d)      0.245%       0.245%     0.245%     0.245%     0.245%
      Net Investment Income                   1.87%(d)       1.76%        1.75%      1.64%      1.78%      1.54%
   Portfolio Turnover Rate(c)                    6%            12%(c)       10%         8%         9%        12%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS

For a Service Share of Beneficial Interest Outstanding throughout the Period

                                           Six Months      Year       Year        Year       Year       Period
                                         Ended 6/30/08     Ended      Ended       Ended      Ended       Ended
                                          (Unaudited)    12/31/07   12/31/06    12/31/05   12/31/04   12/31/03(a)
                                         -------------   --------   --------   ---------   --------   -----------
PER SHARE OPERATING PERFORMANCE(b):
Net Asset Value, Beginning of Period      $ 12.22         $ 11.82    $ 10.40    $ 10.10     $  9.33   $  6.94
                                          -------         -------    -------    -------     -------   -------
INVESTMENT OPERATIONS:
   Net investment income                     0.10*           0.21*      0.18*      0.16*       0.16*     0.10*
   Net realized and unrealized gain
      (loss) on investments                 (1.58)           0.40       1.42       0.30        0.83      2.38
                                          -------         -------    -------    -------     -------   -------
      Total from investment operations      (1.48)           0.61       1.60       0.46        0.99      2.48
                                          -------         -------    -------    -------     -------   -------
LESS DISTRIBUTIONS FROM:
   Net investment income                       --           (0.21)     (0.18)     (0.16)      (0.22)    (0.09)
                                          -------         -------    -------    -------     -------   -------
   Net increase in net assets               (1.48)           0.40       1.42       0.30        0.77      2.39
                                          -------         -------    -------    -------     -------   -------
NET ASSET VALUE, END OF PERIOD            $ 10.74         $ 12.22    $ 11.82    $ 10.40     $ 10.10   $  9.33
                                          =======         =======    =======    =======     =======   =======
TOTAL RETURN(c)                            (12.11)%          5.16%     15.41%      4.56%      10.51%    35.71%
                                          =======         =======    =======    =======     =======   =======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)       $64,667         $70,965    $59,792    $39,086     $12,964   $84,244
   RATIOS TO AVERAGE NET ASSETS:
      Operating expenses                    0.345%(d)       0.345%     0.345%     0.345%      0.345%    0.345%(d)
      Net investment income                  1.77%(d)        1.67%      1.65%      1.56%       1.67%     1.45%(d)
   Portfolio turnover rate(e)                   6%             12%        10%         8%          9%       12%

----------
(a)  Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

(e)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS

For a Class R Share of Beneficial Interest Outstanding throughout the Period

                                           Six Months      Year       Year         Period
                                         Ended 6/30/08     Ended      Ended        Ended
                                          (Unaudited)    12/31/07   12/31/06   12/31/2005(a)
                                         -------------   --------   --------   -------------
PER SHARE OPERATING PERFORMANCE(b):
Net Asset Value, Beginning of Period      $ 12.23         $11.82     $10.40      $ 9.98
                                          -------         ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income                     0.08*          0.16*      0.15*       0.08*
   Net realized and unrealized gain
      (loss) on investments                 (1.58)          0.42       1.41        0.41
                                          -------         ------     ------      ------
      Total from investment operations      (1.50)          0.58       1.56        0.49
                                          -------         ------     ------      ------
LESS DISTRIBUTIONS FROM:
   Total distributions                         --          (0.17)     (0.14)      (0.07)
                                          -------         ------     ------      ------
   Net increase in net assets               (1.50)          0.41       1.42        0.42
                                          -------         ------     ------      ------
Net Asset Value, End of Period            $ 10.73         $12.23     $11.82      $10.40
                                          =======         ======     ======      ======
TOTAL RETURN(c)                            (12.27)%         4.88%     15.02%       4.92%
                                          =======         ======     ======      ======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets. End of Period (000s)       $ 6,069         $5,914     $3,104      $  105
   RATIOS TO AVERAGE NET ASSETS:            0.695%(d)      0.695%     0.695%      0.650%(d)
   Net investment income                     1.43%(d)       1.33%      1.33%       1.37%(d)
   Portfolio turnover rate(e)                   6%            12%        10%          8%

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

(e)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

*    Net investment income per share calculated using the average shares method.

                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of June 30, 2008, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (11.33% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

The summary of the inputs used for the Portfolio, as of June 30, 2008, in valuing the Fund's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2007 for ordinary income was $4,736,818.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, reallocation adjustments due to REIT reclass from ordinary income to long term gains REIT adjustments for securities sold, REITcapital gain distributions adjustment, redemption in-kind gains/losses and tax overdistribution.

At December 31, 2007, the Fund had capital loss carry forwards in the amount of $12,407,521, of which $3,344,055, $7,776,419, $78,263, $357,924, $216,052 and
$634,808 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014, respectively. Post-October losses of $2,874,793 will be deferred to the first day of fiscal year 2008. The Fund used capital loss carryforwards of $14,821,495 to offset taxable capital gains realized during the year ended December 31, 2007.

At June 30, 2008, the cost of investments computed on a federal income tax basis was $195,471,372, resulting in $36,331,302 of unrealized appreciation excluding any depreciation resulting from futures contracts.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). In

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

addition the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio's investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the six months ended June 30, 2008, the Fund paid State Street $61,496 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets in compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the six months ended June 30, 2008, the Fund's pro-rata share of these expenses amounted to $55,383.

The Trust has adopted a plan of distribution pursuant to Rule 12b-l under the 1940 Act (the "Rule 12b-l Plan"). Under the Rule 12b-l Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-l Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the six months ended June 30, 2008, the Fund's Administrative Shares, Service Shares and Class R Shares accrued $130,189, $82,957, and $18,097, respectively, which is payable to financial intermediaries pursuant to the Rule 12b-l plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX FUND
JUNE 30, 2008

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                BEGINNING          ENDING
                              ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                             JANUARY 1, 2008   JUNE 30, 2008   DURING PERIOD *
                             ---------------   -------------   ---------------
BASED ON ACTUAL
   PORTFOLIO RETURN             $1,000.00        $  880.20          $0.21
BASED ON HYPOTHETICAL (5%
   RETURN BEFORE EXPENSES)      $1,000.00        $1,024.64          $0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2008 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 JUNE 30, 2008
----------------------                                 -------------
Common Stocks                                               97.6%
Money Market Funds                                           1.8
U.S. Government Securities                                   0.1
Liabilities less cash and other assets                       0.5
                                                           -----
Total                                                      100.0%
                                                           =====

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   JUNE 30, 2008
----------------------------------------------------   -------------
Information Technology                                      15.5%
Energy                                                      15.0
Financials                                                  14.0
Health Care                                                 11.5
Industrials                                                 11.1
                                                            ----
Total                                                       67.1%
                                                            ====

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30,2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
COMMON STOCKS -- 97.6%
CONSUMER DISCRETIONARY -- 8.2%
Abercrombie & Fitch Co.                                      15,846   $      993
Amazon.Com, Inc.(a)                                          54,892        4,025
Apollo Group, Inc. Class A(a)                                24,529        1,086
AutoNation, Inc.(a)                                          23,063          231
AutoZone, Inc.(a)                                             7,864          952
Bed Bath & Beyond, Inc.(a)                                   46,645        1,311
Best Buy Co., Inc.                                           60,719        2,404
Big Lots, Inc.(a)                                            12,827          401
Black & Decker Corp.                                         10,037          577
Carnival Corp.                                               77,250        2,546
CBS Corp. Class B                                           120,203        2,343
Centex Corp.                                                 24,082          322
Clear Channel Communications, Inc.                           88,647        3,120
Coach, Inc.(a)                                               63,128        1,823
Comcast Corp. Class A                                       527,348       10,004
D.R. Horton, Inc.                                            45,576          495
Darden Restaurants, Inc.                                     25,688          820
Dillard's, Inc. Class A                                      12,294          142
DIRECTV Group, Inc.(a)                                      128,877        3,339
Eastman Kodak Co.                                            54,482          786
eBay, Inc.(a)                                               198,703        5,431
EW Scripps Co. Class A                                       16,835          699
Expedia, Inc.(a)                                             39,215          721
Family Dollar Stores, Inc.                                   27,158          542
Ford Motor Co.(a)                                           387,098        1,862
Fortune Brands, Inc.                                         27,745        1,732
GameStop Corp.(a)                                            29,000        1,172
Gannett Co., Inc.                                            42,074          912
Gap, Inc.                                                    81,298        1,355
General Motors Corp.                                         98,645        1,134
Genuine Parts Co.                                            30,809        1,223
Goodyear Tire & Rubber Co.(a)                                45,257          807
H&R Block, Inc.                                              58,415        1,250
Harley-Davidson, Inc.                                        43,201        1,566
Harman International Industries, Inc.                        10,521          435
Hasbro, Inc.                                                 25,825          922
Home Depot, Inc.                                            301,112        7,052
Host Hotels & Resorts, Inc.                                  91,365        1,247
International Game Technology                                55,119        1,377
Interpublic Group of Cos., Inc.(a)                           83,694          720
JC Penney & Co., Inc.                                        40,310        1,463
Johnson Controls, Inc.                                      105,286        3,020
Jones Apparel Group, Inc.                                    13,434          185
KB HOME                                                      14,794          250
Kohl's Corp.(a)                                              53,533        2,143
Leggett & Platt, Inc.                                        32,898          552
Lennar Corp. Class A                                         27,931          345
Limited Brands                                               50,567          852
Liz Claiborne, Inc.                                          20,797          294
Lowe's Cos., Inc.                                           259,262        5,380
Macy's, Inc.                                                 78,723        1,529
Marriot International, Inc. Class A                          52,821        1,386
Mattel, Inc.                                                 66,976        1,147
McDonald's Corp.                                            202,025       11,358

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
McGraw-Hill, Inc.                                            56,766   $    2,277
Meredith Corp.                                                7,889          223
New York Times Co. Class A                                   22,922          353
Newell Rubbermaid, Inc.                                      51,593          866
News Corp. Class A                                          410,409        6,173
NIKE, Inc. Class B                                           68,052        4,057
Nordstrom, Inc.                                              30,833          934
Office Depot, Inc.(a)                                        51,256          561
Omnicom Group, Inc.                                          56,541        2,538
Polo Ralph Lauren Corp.                                      10,615          666
Pulte Homes, Inc.                                            34,526          332
Radioshack Corp.                                             20,203          248
Sears Holdings Corp.(a)                                      12,674          934
Sherwin-Williams Co.                                         18,396          845
Snap-On, Inc.                                                 9,512          495
Stanley Works                                                14,583          654
Staples, Inc.                                               123,933        2,943
Starbucks Corp.(a)                                          128,561        2,024
Starwood Hotels & Resorts Worldwide, Inc.                    33,647        1,348
Target Corp.                                                139,316        6,477
Tiffany & Co.                                                22,280          908
Time Warner, Inc.                                           638,473        9,449
TJX Cos., Inc.                                               77,106        2,427
V.F. Corp.                                                   15,193        1,081
Viacom, Inc. Class B(a)                                     113,922        3,479
Walt Disney Co.                                             338,745       10,569
Washington Post Co.                                           1,060          622
Wendy's International, Inc.                                  17,016          463
Whirlpool Corp.                                              13,761          849
Wyndham Worldwide Corp.                                      34,299          614
Yum! Brands, Inc.                                            84,192        2,954
                                                                      ----------
                                                                         168,146
                                                                      ----------
CONSUMER STAPLES -- 10.5%
Altria Group, Inc.                                          376,299        7,737
Anheuser-Busch Cos., Inc.                                   127,403        7,914
Archer-Daniels-Midland Co.                                  114,424        3,862
Avon Products, Inc.                                          77,160        2,779
Brown-Forman Corp. Class B                                   15,624        1,181
Campbell Soup Co.                                            39,265        1,314
Clorox Co.                                                   25,743        1,344
Coca-Cola Co.                                               357,511       18,583
Coca-Cola Enterprises, Inc.                                  53,901          932
Colgate-Palmolive Co.                                        90,901        6,281
ConAgra Foods, Inc.                                          85,775        1,654
Constellation Brands, Inc. Class A(a)                        37,226          739
Costco Wholesale Corp.                                       77,289        5,421
CVS Corp.                                                   255,832       10,123
Dean Foods Co.(a)                                            25,258          496
Estee Lauder Cos, Inc. Class A                               20,552          955
General Mills, Inc.                                          60,132        3,654
H.J. Heinz Co.                                               55,669        2,664
Hershey Foods Corp.                                          29,582          970
Kellogg Co.                                                  45,935        2,206
Kimberly-Clark Corp.                                         75,900        4,537

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30,2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CONSUMER STAPLES -- (CONTINUED)
Kraft Foods, Inc.                                           269,122   $    7,657
Kroger Co.                                                  116,676        3,368
Lorillard, Inc.(a)                                           30,860        2,134
McCormick & Co., Inc.                                        22,353          797
Molson Coors Brewing Co., Class B                            23,862        1,296
Pepsi Bottling Group, Inc.                                   22,953          641
PepsiCo, Inc.                                               283,156       18,006
Philip Morris International, Inc.                           377,099       18,625
Procter & Gamble Co.                                        545,612       33,179
Reynolds American, Inc.                                      31,387        1,465
Safeway, Inc.                                                80,264        2,292
Sara Lee Corp.                                              129,634        1,588
SuperValu, Inc.                                              37,648        1,163
Sysco Corp.                                                 106,809        2,938
Tyson Foods, Inc., Class A                                   46,035          688
UST Corp.                                                    26,637        1,455
Wal-Mart Stores, Inc.                                       416,502       23,407
Walgreen Co.                                                176,718        5,745
Whole Foods Market, Inc.                                     25,433          602
Wrigley Wm, Jr. Co.                                          38,648        3,006
                                                                      ----------
                                                                         215,398
                                                                      ----------
ENERGY -- 15.0%
Anadarko Petroleum Corp.                                     83,326        6,236
Apache Corp.                                                 59,425        8,260
Baker Hughes, Inc.                                           54,878        4,793
BJ Services Co.                                              52,248        1,669
Cabot Oil & Gas Corp.                                        17,400        1,179
Cameron International Corp.(a)                               38,000        2,103
Chesapeake Energy Corp.                                      85,982        5,671
ChevronTexaco Corp.                                         368,946       36,574
ConocoPhillips                                              276,030       26,054
Devon Energy Corp.                                           79,351        9,535
El Paso Corp.                                               123,192        2,678
ENSCO International, Inc.                                    26,077        2,105
EOG Resources, Inc.                                          44,317        5,814
ExxonMobil Corp.                                            943,272       83,131
Halliburton Co.                                             156,234        8,291
Hess Corp.                                                   49,801        6,284
Marathon Oil Corp.                                          126,277        6,550
Murphy Oil Corp.                                             33,841        3,318
Nabors Industries, Ltd.(a)                                   48,904        2,408
National Oilwell Varco, Inc.(a)                              73,557        6,526
Noble Corp.                                                  47,918        3,113
Noble Energy, Inc.                                           31,210        3,139
Occidental Petroleum Corp.                                  146,944       13,204
Range Resources Corp.                                        27,200        1,783
Rowan Cos., Inc.                                             19,520          913
Schlumberger, Ltd.                                          212,675       22,848
Smith International, Inc.                                    35,334        2,938
Sunoco, Inc.                                                 21,584          878
Tesoro Corp.                                                 26,365          521
Transocean, Inc.(a)                                          56,635        8,631
Valero Energy Corp.                                          95,009        3,912
Weatherford International Ltd.(a)                           120,910        5,996

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Williams Cos., Inc.                                         104,468   $    4,211
XTO Energy, Inc.                                             90,821        6,222
                                                                      ----------
                                                                         307,488
                                                                      ----------
FINANCIALS -- 14.0%
ACE, Ltd.                                                    59,783        3,293
AFLAC, Inc.                                                  84,490        5,306
Allstate Corp.                                               97,306        4,436
American Capital Strategies Ltd.                             34,302          815
American Express Co.                                        206,364        7,774
American International Group, Inc.                          479,966       12,700
Ameriprise Financial, Inc.                                   39,907        1,623
AON Corp.                                                    54,747        2,515
Apartment Investment & Management Co. Class A                17,797          606
Assurant, Inc.                                               17,131        1,130
AvalonBay Communities, Inc.                                  13,353        1,191
Bank of America Corp.                                       795,098       18,979
Bank of New York Mellon Corp.                               203,085        7,683
BB&T Corp.                                                   96,670        2,201
Boston Properties, Inc.                                      21,667        1,955
Capital One Financial Corp.                                  66,063        2,511
CB Richard Ellis Group, Inc. Class A(a)                      29,875          574
Charles Schwab Corp.                                        166,093        3,412
Chubb Corp.                                                  65,575        3,214
Cincinnati Financial Corp.                                   28,114          714
CIT Group, Inc.                                              54,842          374
Citigroup, Inc.                                             974,402       16,331
CME Group, Inc.                                               9,641        3,694
Comerica, Inc.                                               27,144          696
Countrywide Financial Corp.                                 100,246          426
Developers Diversified Realty Corp.                          20,024          695
Discover Financial Services                                  85,605        1,127
E*Trade Financial Corp.(a)                                   81,315          255
Equity Residential                                           49,057        1,877
Fannie Mae                                                  189,550        3,698
Federal Home Loan Mortgage Corp.                            117,439        1,926
Federated Investors, Inc. Class B                            15,270          526
Fidelity National Information Services, Inc.                 30,977        1,143
Fifth Third Bancorp                                         108,216        1,102
First Horizon National Corp.                                 38,372          285
Franklin Resources, Inc.                                     28,380        2,601
General Growth Properties, Inc.                              48,893        1,713
Genworth Financial, Inc. Class A                             79,351        1,413
Goldman Sachs Group, Inc.                                    70,570       12,343
Hartford Financial Services Group, Inc.                      56,197        3,629
HCP, Inc.                                                    43,100        1,371
Hudson City Bancorp, Inc.                                    95,292        1,590
Huntington Bancshares, Inc.                                  64,656          373
IntercontinentalExchange, Inc.(a)                            12,680        1,446
J.P. Morgan Chase & Co.                                     618,015       21,204
Janus Capital Group, Inc.                                    26,407          699
KeyCorp                                                      86,875          954

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30,2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
FINANCIALS -- (CONTINUED)
Kimco Realty Corp.                                           45,869   $    1,583
Legg Mason, Inc.                                             26,342        1,148
Lehman Brothers Holdings, Inc.                              127,128        2,518
Leucadia National Corp.                                      31,136        1,462
Lincoln National Corp.                                       46,692        2,116
Loews Corp.                                                  63,731        2,989
M & T Bank Corp.                                             14,137          997
Marsh & McLennan Cos., Inc.                                  91,753        2,436
Marshall & Ilsley Corp.                                      45,493          697
MBIA, Inc.                                                   41,484          182
Merrill Lynch & Co., Inc.                                   174,490        5,533
MetLife, Inc.                                               126,456        6,673
MGIC Investment Corp.                                        18,100          111
Moody's Corp.                                                35,466        1,221
Morgan Stanley                                              197,230        7,114
National City Corp.                                         145,254          693
Northern Trust Corp.                                         33,806        2,318
NYSE Euronext                                                48,100        2,437
Plum Creek Timber Co., Inc.                                  30,811        1,316
PNC Financial Services Group, Inc.                           62,951        3,595
Principal Financial Group, Inc.                              46,591        1,955
Progressive Corp.                                           121,701        2,278
ProLogis                                                     45,591        2,478
Prudential Financial, Inc.                                   77,239        4,614
Public Storage, Inc.                                         22,787        1,841
Regions Financial Corp.                                     122,289        1,334
SAFECO Corp.                                                 15,250        1,024
Simon Property Group, Inc.                                   39,600        3,560
SLM Corp.(a)                                                 83,254        1,611
Sovereign Bancorp, Inc.                                      85,574          630
State Street Corp.(b)                                        75,725        4,846
SunTrust Banks, Inc.                                         62,218        2,254
T. Rowe Price Group, Inc.                                    47,075        2,658
Torchmark Corp.                                              15,621          916
Travelers Cos, Inc.                                         107,104        4,648
U.S. Bancorp                                                309,152        8,622
Unum Group                                                   61,629        1,260
Vornado Realty Trust                                         23,734        2,089
Wachovia Corp.                                              379,778        5,898
Washington Mutual, Inc.                                     184,441          909
Wells Fargo Co.                                             589,093       13,991
Western Union Co.                                           130,185        3,218
XL Capital, Ltd. Class A                                     33,044          679
Zions Bancorp                                                17,953          565
                                                                      ----------
                                                                         287,140
                                                                      ----------
HEALTH CARE -- 11.5%
Abbott Laboratories                                         276,406       14,641
Aetna, Inc.                                                  88,050        3,569
Allergan, Inc.                                               54,092        2,816
AmerisourceBergen Corp.                                      29,893        1,195
Amgen, Inc.(a)                                              194,036        9,151
Applera Corp. - Applied Biosystems Group                     29,573          990
Barr Pharmaceuticals, Inc.(a)                                18,923          853

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Baxter International, Inc.                                  112,561   $    7,197
Becton, Dickinson & Co.                                      43,597        3,544
Biogen Idee, Inc.(a)                                         51,431        2,875
Boston Scientific Corp.(a)                                  243,834        2,997
Bristol-Myers Squibb Co.                                    351,338        7,213
C.R. Bard, Inc.                                              17,597        1,548
Cardinal Health, Inc.                                        64,557        3,330
Celgene Corp.(a)                                             77,318        4,938
CIGNA Corp.                                                  48,796        1,727
Coventry Health Care, Inc.(a)                                27,603          840
Covidien Ltd.                                                88,504        4,239
Eli Lilly & Co.                                             175,675        8,109
Express Scripts, Inc.(a)                                     44,699        2,804
Forest Laboratories, Inc.(a)                                 54,802        1,904
Genzyme Corp.(a)                                             48,492        3,492
Gilead Sciences, Inc.(a)                                    165,799        8,779
Hospira, Inc.(a)                                             28,503        1,143
Humana, Inc.(a)                                              31,507        1,253
IMS Health, Inc.                                             34,732          809
Intuitive Surgical, Inc.(a)                                   6,900        1,859
Johnson & Johnson                                           502,649       32,340
King Pharmaceuticals, Inc.(a)                                39,792          417
Laboratory Corp. of America Holdings(a)                      19,222        1,338
McKesson Corp.                                               48,655        2,720
Medco Health Solutions, Inc.(a)                              89,568        4,228
Medtronic, Inc.                                             200,578       10,380
Merck & Co., Inc.                                           382,019       14,398
Millipore Corp.(a)                                            9,535          647
Mylan Laboratories Inc.(a)                                   51,709          624
Patterson Cos., Inc.(a)                                      21,594          635
Pfizer, Inc.                                              1,209,271       21,126
Quest Diagnostics, Inc.                                      28,100        1,362
Schering-Plough Corp.                                       288,655        5,684
St. Jude Medical, Inc.(a)                                    60,726        2,483
Stryker Corp.                                                43,389        2,728
Tenet Healthcare Corp.(a)                                    76,270          424
Thermo Fisher Scientific, Inc.(a)                            75,524        4,209
UnitedHealth Group, Inc.                                    217,996        5,722
Varian Medical Systems, Inc.(a)                              22,860        1,185
Watson Pharmaceuticals, Inc.(a)                              17,346          471
Wellpoint, Inc.(a)                                           93,138        4,439
Wyeth                                                       238,987       11,462
Zimmer Holdings, Inc.(a)                                     42,152        2,868
                                                                      ----------
                                                                         235,705
                                                                      ----------
INDUSTRIALS -- 11.1%
3M Co.                                                      126,372        8,794
Allied Waste Industries, Inc.(a)                             60,230          760
Avery Dennison Corp.                                         18,988          834
Boeing Co.                                                  133,788        8,793
Burlington Northern Santa Fe Corp.                           52,382        5,232
Caterpillar, Inc.                                           109,379        8,074
CH Robinson Worldwide, Inc.                                  30,461        1,671
Cintas Corp.                                                 25,088          665
Cooper Industries, Ltd.                                      32,034        1,265

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30,2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INDUSTRIALS -- (CONTINUED)
CSX Corp.                                                    71,638   $    4,500
Cummins, Inc.                                                35,358        2,317
Danaher Corp.                                                45,086        3,485
Deere & Co.                                                  77,737        5,607
Domtar Corp.(a) (c)                                              11           --
Dover Corp.                                                  34,295        1,659
Eaton Corp.                                                  28,795        2,447
Emerson Electric Co.                                        140,348        6,940
Equifax, Inc.                                                23,683          796
Expeditors International Washington, Inc.                    37,320        1,605
FedEx Corp.                                                  55,100        4,341
Fluor Corp.(a)                                               15,630        2,908
General Dynamics Corp.                                       71,661        6,034
General Electric Co.                                      1,782,233       47,568
Goodrich Co.                                                 22,145        1,051
Honeywell International, Inc.                               132,781        6,676
Illinois Tool Works, Inc.                                    72,471        3,443
Ingersoll-Rand Co. Class A                                   55,057        2,061
ITT Industries, Inc.                                         33,292        2,108
Jacobs Engineering Group, Inc.(a)                            21,700        1,751
L-3 Communications Holdings, Inc.                            22,303        2,027
Lockheed Martin Corp.                                        59,852        5,905
Manitowoc Co., Inc.                                          24,000          781
Masco Corp.                                                  67,523        1,062
Monster Worldwide, Inc.(a)                                   22,609          466
Norfolk Southern Corp.                                       66,755        4,184
Northrop Grumman Corp.                                       60,811        4,068
PACCAR, Inc.                                                 64,874        2,714
Pall Corp.                                                   22,209          881
Parker-Hannifin Corp.                                        29,603        2,111
Pitney Bowes, Inc.                                           36,727        1,252
Precision Castparts Corp.                                    25,307        2,439
R.R. Donnelley & Sons Co.                                    38,309        1,137
Raytheon Co.                                                 75,882        4,271
Robert Half International, Inc.                              26,240          629
Rockwell Automation, Inc.                                    27,505        1,203
Rockwell Collins, Inc.                                       29,731        1,426
Ryder Systems, Inc.                                           9,821          677
Southwest Airlines Co.                                      128,486        1,675
Terex Corp.(a)                                               17,435          896
Textron, Inc.                                                45,239        2,168
Total System Services, Inc.                                  37,575          835
Tyco Electronics Ltd.                                        86,204        3,088
Tyco International Ltd.                                      87,761        3,514
Union Pacific Corp.                                          92,568        6,989
United Parcel Service, Inc. Class B                         181,846       11,178
United Technologies Corp.                                   173,078       10,679
W.W. Grainger, Inc.                                          12,169          995
Waste Management, Inc.                                       88,439        3,335
                                                                      ----------
                                                                         225,970
                                                                      ----------
INFORMATION TECHNOLOGY --15.5%
Adobe Systems, Inc.(a)                                       93,857        3,697
Advanced Micro Devices, Inc.(a)                             114,986          670

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Affiliated Computer Services, Inc. Class A(a)                16,737   $      895
Agilent Technologies, Inc.(a)                                63,768        2,266
Akamai Technologies, Inc.(a)                                 29,424        1,024
Altera Corp.                                                 52,854        1,094
Analog Devices, Inc.                                         50,269        1,597
Apple Computer, Inc.(a)                                     157,484       26,369
Applied Materials, Inc.                                     240,707        4,595
Autodesk, Inc.(a)                                            41,876        1,416
Automatic Data Processing, Inc.                              92,817        3,889
BMC Software, Inc.(a)                                        35,721        1,286
Broadcom Corp. Class A(a)                                    78,159        2,133
CA, Inc.                                                     68,199        1,575
CIENA Corp.(a)                                               14,529          337
Cisco Systems, Inc.(a)                                    1,055,219       24,544
Citrix Systems, Inc.(a)                                      33,467          984
Cognizant Technology Solutions Corp. Class A(a)              50,084        1,628
Computer Sciences Corp.(a)                                   25,944        1,215
Compuware Corp.(a)                                           41,450          395
Convergys Corp.(a)                                           20,035          298
Corning, Inc.                                               280,676        6,470
Dell, Inc.(a)                                               363,550        7,954
Electronic Arts, Inc.(a)                                     55,800        2,479
Electronic Data Systems Corp.                                91,816        2,262
EMC Corp.(a)                                                366,084        5,378
Fiserv, Inc.(a)                                              29,952        1,359
Google, Inc. Class A(a)                                      41,490       21,841
Hewlett-Packard Co.                                         440,316       19,466
IAC(a)                                                       34,889          673
Intel Corp.                                               1,022,956       21,973
International Business Machines Corp.                       245,442       29,092
Intuit, Inc.(a)                                              58,463        1,612
Jabil Circuit, Inc.                                          39,951          656
Juniper Networks, Inc.(a)                                    92,093        2,043
KLA-Tencor Corp.                                             30,405        1,238
Lexmark International Group, Inc. Class A(a)                 15,842          530
Linear Technology Corp.                                      40,863        1,331
LSI Logic Corp.(a)                                          112,662          692
MEMC Electronic Materials, Inc.(a)                           40,878        2,516
Microchip Technology, Inc.                                   33,189        1,014
Micron Technology, Inc.(a)                                  142,362          854
Microsoft Corp.                                           1,431,835       39,390
Molex, Inc.                                                  24,805          606
Motorola, Inc.                                              399,965        2,936
National Semiconductor Corp.                                 41,596          854
NetApp, Inc.(a)                                              61,157        1,325
Novell, Inc.(a)                                              68,720          405
Novellus Systems, Inc.(a)                                    20,030          424
NVIDIA Corp.(a)                                             100,756        1,886
Oracle Corp.(a)                                             707,762       14,863
Paychex, Inc.                                                58,038        1,815
PerkinElmer, Inc.                                            21,118          588
QLogic Corp.(a)                                              24,322          355

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30,2008 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
QUALCOMM, Inc.                                              288,011   $   12,779
SanDisk Corp.(a)                                             40,167          751
Sun Microsystems, Inc.(a)                                   144,741        1,575
Symantec Corp.(a)                                           152,663        2,954
Tellabs, Inc.(a)                                             73,830          343
Teradata Corp.(a)                                            33,520          776
Teradyne, Inc.(a)                                            27,649          306
Texas Instruments, Inc.                                     236,399        6,657
Unisys Corp.(a)                                              69,807          276
VeriSign, Inc.(a)                                            33,421        1,263
Waters Corp.(a)                                              16,965        1,094
Xerox Corp.                                                 161,834        2,194
Xilinx, Inc.                                                 52,602        1,328
Yahoo!, Inc.(a)                                             246,219        5,087
                                                                      ----------
                                                                         316,170
                                                                      ----------
MATERIALS -- 4 3%
Air Products & Chemicals, Inc.                               38,009        3,758
AK Steel Holding Corp.                                       20,000        1,380
Alcoa, Inc.                                                 144,949        5,163
Allegheny Technologies, Inc.                                 17,528        1,039
Ashland, Inc.                                                10,700          516
Ball Corp.                                                   17,562          838
Bemis Co., Inc.                                              17,262          387
Consol Energy, Inc.                                          32,073        3,604
Dow Chemical Co.                                            167,428        5,845
E.I. Du Pont de Nemours & Co.                               160,412        6,880
Eastman Chemical Co.                                         14,204          978
Ecolab, Inc.                                                 31,366        1,348
Freeport-McMoRan Copper & Gold, Inc. Class B                 68,252        7,998
Hercules, Inc.                                               23,050          390
International Flavors & Fragrances, Inc.                     14,331          560
International Paper Co.                                      76,311        1,778
Massey Energy Co.                                            14,300        1,341
MeadWestvaco Corp.                                           32,320          771
Monsanto Co.                                                 97,955       12,385
Newmont Mining Corp.                                         80,406        4,194
Nucor Corp.                                                  55,954        4,178
Pactiv Corp.(a)                                              23,915          508
Peabody Energy Corp.                                         48,324        4,255
PPG Industries, Inc.                                         29,871        1,714
Praxair, Inc.                                                55,711        5,250
Rohm & Haas Co.                                              21,706        1,008
Sealed Air Corp.                                             28,492          542
Sigma-Aldrich Corp.                                          23,834        1,284
Titanium Metals Corp.                                        16,600          232
United States Steel Corp.                                    20,978        3,876
Vulcan Materials Co.                                         19,361        1,157
Weyerhaeuser Co.                                             36,937        1,889
                                                                      ----------
                                                                          87,046
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.3%
American Tower Corp.(a)                                      71,500        3,021
AT&T, Inc.                                                1,061,950       35,777

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Century Tel, Inc.                                            20,441   $      728
Citizens Communications Co.                                  60,384          685
Embarq Corp.                                                 27,597        1,305
Fairpoint Communications, Inc.(c)                                 8           --
JDS Uniphase Corp.(a)                                        42,723          485
Qwest Communications International, Inc.                    283,890        1,116
Sprint Nextel Corp.                                         504,565        4,793
Verizon Communications, Inc.                                508,766       18,010
Windstream Corp.                                             79,613          982
                                                                      ----------
                                                                          66,902
                                                                      ----------
UTILITIES -- 4.2%
AES Corp.(a)                                                117,495        2,257
Allegheny Energy, Inc.                                       30,759        1,541
Ameren Corp.                                                 38,360        1,620
American Electric Power Co., Inc.                            72,652        2,923
CenterPoint Energy, Inc.                                     57,611          925
CMS Energy Corp.                                             38,856          579
Consolidated Edison, Inc.                                    47,752        1,867
Constellation Energy Group, Inc.                             31,414        2,579
Dominion Resources, Inc.                                    102,562        4,871
DTE Energy Co.                                               27,984        1,188
Duke Energy Corp.                                           224,120        3,895
Dynegy, Inc.(a)                                              82,690          707
Edison International                                         59,219        3,043
Entergy Corp.                                                34,098        4,108
Exelon Corp.                                                116,621       10,491
FirstEnergy Corp.                                            54,107        4,455
FPL Group, Inc.                                              72,421        4,749
Integrys Energy Group, Inc.                                  12,916          657
Nicor, Inc.                                                   9,100          388
NiSource, Inc.                                               49,982          896
Pepco Holdings, Inc.                                         36,900          946
PG&E Corp.                                                   64,726        2,569
Pinnacle West Capital Corp.                                  17,760          546
PPL Corp.                                                    66,075        3,454
Progress Energy, Inc.                                        46,981        1,965
Public Service Enterprise Group, Inc.                        90,124        4,139
Questar Corp.                                                30,268        2,150
Sempra Energy                                                43,786        2,472
Southern Co.                                                135,943        4,747
Southwestern Energy Co.(a)                                   61,200        2,914
Spectra Energy Corp.                                        111,598        3,207
TECO Energy, Inc.                                            35,651          766
Xcel Energy, Inc.                                            77,251        1,550
                                                                      ----------
                                                                          85,164
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,381,101,228)                                                  1,995,129
                                                                      ----------

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30,2008 (UNAUDITED)

                                                             PAR        MARKET
                                                           AMOUNT        VALUE
                                                            (000)        (000)
                                                         ----------   ----------
U.S. GOVERNMENT SECURITIES -- 0.1%
United States Treasury Bill 1.9% due 09/11/08(d) (e)     $    2,936   $    2,925
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,924,843)                                                          2,925
                                                                      ----------

                                                                        MARKET
                                                           SHARES        VALUE
                                                            (000)        (000)
                                                         ----------   ----------
MONEY MARKET FUNDS -- 1.8%
AIM Short Term Investment Prime Portfolio                    36,185   $   36,185
Federated Money Market Obligations Trust                        564          564
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $36,749,196)                                                        36,749
                                                                      ----------
TOTAL INVESTMENTS -- 99.5%
(identified cost $1,420,775,267)(f)                                    2,034,803
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                             10,846
                                                                      ----------
NET ASSETS --100.0%                                                   $2,045,649
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $ 1,000.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f) Cost of investments shown approximates cost for federal income tax purposes.

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                          NUMBER     UNREALIZED
                                                            OF      DEPRECIATION
                                                        CONTRACTS       (000)
                                                        ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures (long) Expiration
   Date 09/2008                                            791        $(2,706)
                                                                      -------
Total unrealized depreciation on open futures
   contracts purchased                                                $(2,706)
                                                                      =======

                                 AFFILIATE TABLE

                                                                                                   Income Earned      Realized
                      Number of    Shares purchased   Shares sold for    Number of    Value at   for the 6 months     Gain on
Security             shares held   for the 6 months     the 6 months    shares held    6/30/08     ended 6/30/08    shares sold
Description          at 12/31/07     ended 6/30/08     ended 6/30/08    at 6/30/08      (000)          (000)           (000)
-----------          -----------   ----------------   ---------------   -----------   --------   ----------------   -----------
State Street Corp.      70,325           9,100             3,700           75,725      $4,846           $34             $59

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
(Amounts in thousands)

ASSETS                                                                                 $2,029,957
Investments in unaffiliated issuers at market (identified cost $1,417,431)
Investments in non-controlled affiliates at market (identified cost $3,344) (Note 4)        4,846
                                                                                       ----------
                                                                                        2,034,803
Receivables:
   Investment securities sold                                                               9,502
   Daily variation margin on futures contracts                                                 40
   Dividends and interest                                                                   2,763
                                                                                       ----------
      Total assets                                                                      2,047,108
LIABILITIES
Payables:
   Investment securities purchased                                                          1,380
   Management fees (Note 4)                                                                    79
                                                                                       ----------
      Total liabilities                                                                     1,459
                                                                                       ----------
NET ASSETS                                                                             $2,045,649
                                                                                       ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                     $  22,512
   Dividend  income - non-controlled affiliated issuer                               34
   Interest                                                                         700
                                                                              ---------
      Total Investment Income                                                    23,246
                                                                              ---------
EXPENSES
   Management fees (Note 4)                                       $     495
                                                                  ---------
      Total Expenses                                                                495
                                                                              ---------
NET INVESTMENT INCOME                                                            22,751
                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                                16,145
   Investments - non-controlled affiliated issuer                        59
   Futures contracts                                                 (3,936)
                                                                  ---------
                                                                                 12,268
Net change in net unrealized depreciation on:
   Investments                                                     (318,954)
   Futures contracts                                                 (3,381)
                                                                  ---------
                                                                               (322,335)
                                                                              ---------
Net realized and unrealized loss                                               (310,067)
                                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $(287,316)
                                                                              =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                   For the
                                                              Six Months Ended      For the Year
                                                                June 30, 2008          Ended
                                                                 (Unaudited)     December 31, 2007
                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                        $    22,751         $   53,117
   Net realized gain on investments and futures contracts            12,268            169,211
   Net change in net unrealized appreciation (depreciation)        (322,335)           (66,481)
                                                                -----------         ----------
      Net increase in net assets resulting from operations         (287,316)           155,847
                                                                -----------         ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                      159,368            328,812
   Fair value of withdrawals                                       (248,780)          (765,322)
   Withdrawals in-kind                                                   --            (63,656)
                                                                -----------         ----------
   Net decrease in net assets from capital transactions             (89,412)          (500,166)
                                                                -----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                        (376,728)          (344,319)
NET ASSETS
Beginning of period                                               2,422,377          2,766,696
                                                                -----------         ----------
End of period                                                   $ 2,045,649         $2,422,377
                                                                ===========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                   Six Months Ended      Year         Year         Year         Year         Year
                                       6/30/08          Ended         Ended        Ended        Ended        Ended
                                      (Unaudited)      12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                   ----------------   ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
      (in thousands)                $2,045,649        $2,422,377   $2,766,696   $2,453,109   $2,767,467   $2,714,672
   RATIOS TO AVERAGE NET ASSETS:
      Operating expenses                 0.045%+           0.045%       0.045%       0.045%       0.045%       0.045%
      Net investment income               2.07%+            1.96%        1.94%        1.84%        1.97%        1.74%
Portfolio turnover rate*                     6%++             12%          10%           8%           9%          12%
Total return (a)                        (11.98)%++          5.49%       15.75%        4.87%       10.86%       28.62%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

+    Annualized

++   Not Annualized

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                             INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS               SECURITIES      INSTRUMENTS*
----------------             --------------   ---------------
Level 1 - Quoted Prices      $1,995,129,310     $(2,705,707)
                             --------------     -----------
Level 2 - Other
   Significant Observable
   Inputs                        39,674,039
                             --------------     -----------
Level 3 - Significant
   Unobservable Inputs                   --              --
                             --------------     -----------
   TOTAL                     $2,034,803,349     $(2,705,707)
                             ==============     ===========

*    Other financial instruments include futures contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30,2008 (UNAUDITED)

3. SECURITIES TRANSACTIONS

For the six months June 30, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $126,676,195 and $203,832,247, respectively.

At June 30, 2008, the book cost of investments was $1,420,775,267 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $761,630,535 and $147,602,453, respectively, resulting in net appreciation of $614,028,082 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2008 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
JUNE 30, 2008

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND (FORMERLY STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND)

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008

                                   (UNAUDITED)

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-l) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                 Beginning         Ending
                               Account Value    Account Value    Expenses Paid
                              January 1, 2008   June 30, 2008   During Period *
                              ---------------   -------------   ---------------
Based on Actual Fund Return      $1,000.00        $1,007.70          $1.00
Based on Hypothetical (5%
   return before expenses)       $1,000.00        $1,023.87          $1.01

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2008 was 0.20%, which includes the Fund's proportionate share of the expenses of the State Street Short -Term Tax Exempt Bond Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investment in State Street Short-Term Tax Exempt Bond Portfolio,
      at value (identified cost $81,004,638) (Note 1)                 $80,680,205
   Receivable from adviser (Note 3)                                        15,033
   Prepaid expenses                                                         4,296
                                                                      -----------
      Total assets                                                     80,699,534
LIABILITIES
   Payables
      Administration, custody and transfer agent fees (Note 3)             11,156
      Distribution fees (Note 3)                                            2,789
      Registration and filing fees                                             71
      Professional fees                                                    12,539
      Dividends payable                                                   143,495
      Accrued expenses and other liabilities                                6,948
                                                                      -----------
         Total liabilities                                                176,998
                                                                      -----------
NET ASSETS                                                            $80,522,536
                                                                      ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     80,843,531
   Undistributed net investment income                                      3,438
   Net unrealized depreciation on investments                            (324,433)
                                                                      -----------
NET ASSETS                                                            $80,522,536
                                                                      ===========
Shares of beneficial interest outstanding                               8,080,626
Offering, net asset value, and redemption price per share             $      9,96
                                                                      ===========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)   $ 623,139
   Expenses allocated from Portfolio (Note 3)            (22,502)
                                                       ---------
                                                         600,637
                                                       ---------
EXPENSES
   Distribution fees (Note 3)                             11,234
   Administration and accounting fees (Note 3)            19,078
   Transfer agent fees (Note 3)                           20,765
   Professional fees                                      13,600
   Registration and filing fees                              425
   Other expenses                                          6,117
                                                       ---------
      Total Expenses                                      71,219
   Less: Fee reimbursements by investment
      adviser (Note 3)                                   (48,786)
                                                       ---------
      Total Net Expenses                                  22,433
                                                       ---------
NET INVESTMENT INCOME                                  $ 578,204
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation)
   allocated from Portfolio                             (349,751)
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 228,453
                                                       =========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the
                                                          Six Months Ended         For the
                                                            June 30, 2008        Year Ended
                                                             (Unaudited)     December 31, 2007*
                                                          ----------------   ------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                    $   578,204         $ 1,123,116
   Change in net unrealized appreciation (depreciation)        (349,751)             25,318
                                                            -----------         -----------
   Net increase in net assets resulting from operations         228,453           1,148,434
                                                            -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (578,204)         (1,123,116)
                                                            -----------         -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                               40,000.000          39,366,348
   Reinvestment of distributions                                434,733           1,123,092
   Shares redeemed                                                   --             (77,204)
                                                            -----------         -----------
      Net increase from capital share transactions           40,434,733          40,412,236
                                                            -----------         -----------
   Net increase in net assets                                40,084,982          40,437,554
NET ASSETS, BEGINNING OF PERIOD                              40,437,554                  --
                                                            -----------         -----------
NET ASSETS, END OF PERIOD                                   $80,522,536         $40,437,554
                                                            ===========         ===========
Accumulated undistributed net investment income             $     3,438         $     3,438
                                                            ===========         ===========
CHANGES IN SHARES:
   Shares sold                                                3,996,008           3,936,634
   Reinvestment of distributions                                 43,406             112,298
   Shares redeemed                                                   --              (7,720)
                                                            -----------         -----------
      Net increase in shares                                  4,039,414           4,041,212
                                                            ===========         ===========

*    The Fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                         Six Months        Year
                                           Ended          Ended
                                         6/30/2008     12/31/2007*
                                         ----------    -----------
PER SHARE OPERATING PERFORMANCE(a):
NET ASSET VALUE, BEGINNING OF PERIOD     $ 10.01       $ 10.00
                                         -------       -------
INVESTMENT OPERATIONS:
   Net investment income                    0.13**        0.31*
   Net realized and unrealized gain
      (loss) on investments                (0.05)         0.01
                                         -------       -------
      Total from investment operations      0.08          0.32
                                         -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income                   (0.13)        (0.31)
                                         -------       -------
NET ASSET VALUE, END OF PERIOD           $  9.96       $ 10.01
                                         -------       -------
Total Return(b)                            0.77%         3.29%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)      $80,523       $40,438
Ratios to average net assets:
   Gross operating expenses                 0.42%***      0.46%***
   Net operating expenses                   0.20%***      0.18%***
   Net investment income                    2.57%***      3.51%***
   Voluntary expense reimbursement(c)       0.00%***      0.02%***
   Portfolio turnover rate(d)             121.29%***     31.18%****

----------
*    The Fund commenced operations on February 7, 2007.

**   Net investment income per share calculated using the average shares method.

***  Annualized.

**** Not annualized

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net operating expense and the net investment income ratios shown above.

(d) Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of June 30, 2008, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests in the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

At a meeting of the Board of Trustees of the State Street Institutional Investment Trust (the "Trust") held on February 21, 2008, the Board of Trustees of the Trust approved the change in designation of the State Street Institutional Tax Free Limited Duration Bond Fund (the "Fund"), a series of the Trust. Therefore all references to the Fund in the Semi-annual are hereby deleted and replaced with the designation: "State Street Institutional Short-Term Tax Exempt Bond Fund."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The summary of the inputs used for the Portfolio, as of June 30, 2008, in valuing the Fund's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles ("GAAP"). These differences are due in part to differing treatments for 12b-l fees.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

At June 30, 2008, the cost of investments computed on a federal income tax basis was $81,004,638, resulting in $324,433 of unrealized depreciation.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years since inception through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. GAAP that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.10% of the

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

Fund's average daily net assets until November 1, 2008. For the six months ended June 30, 2008, SSgA FM reimbursed the Fund $48,786 under this agreement.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-l under the 1940 Act (the "Rule 12b-l Plan"). Under the Rule 12b-l Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-l Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-l Plan. For the six months ended June 30, 2008, the Fund accrued $11,234, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT
BOND FUND
JUNE 30, 2008

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
        (FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2008

                                   (UNAUDITED)

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                      BEGINNING          ENDING
                                    ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                   JANUARY 1, 2008   JUNE 30, 2008   DURING PERIOD *
                                   ---------------   -------------   ---------------
BASED ON ACTUAL PORTFOLIO RETURN      $1,000.00        $1,018.90          $0.50
BASED ON HYPOTHETICAL (5%
   RETURN BEFORE EXPENSES)            $1,000.00        $1,024.37          $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2008 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*             JUNE 30, 2008
----------------------             -------------
General Obligations                     34.5%
General Obligations State               20.8
Miscellaneous Revenue                   14.3
Pre Refunded/Escrow to Maturity         12.1
Lease                                    5.5
Water & Sewer                            3.8
Higher Education                         3.1
Hospital Revenue                         2.8
Water Revenue                            1.9
TRANS Revenue                            1.2
                                       -----
Total                                  100.0%
                                       =====

MATURITY LADDER                    JUNE 30, 2008
---------------                    -------------
< 6 months                               2.9%
6 months - 1 year                        3.9%
1 year +                                93 2%
                                       -----
Total                                  100.0%
                                       =====

*    The Portfolio's composition will vary over time.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                              PRINCIPAL   RATE     DATE OF
                                               AMOUNT      %      MATURITY      VALUE $
                                             ----------   ----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- 80.9%
ALABAMA -- 0.4%
State of Alabama, Parks System Improvement
   Corp., Series C, GO Unlimited                350,000   5.25   06/01/2009       360,696
                                                                              -----------
ARIZONA -- 8.2%
Arizona School District, TAN, Financing
   Program COPs                                 900,000   4.50   07/30/2008       901,998
City of Casa Grande Arizona, GO Unlimited,
   INS: FSA                                   1,000,000   3.50   07/01/2010     1,014,260
Maricopa County Arizona School District
   No 11, Peoria, GO Unlimited, INS: FSA      2,250,000   3.00   07/01/2010     2,260,417
Maricopa County Arizona School District
   No 66, Roosevelt Elementary, Series A,
   GO Unlimited, INS: FSA                     2,380,000   4.00   07/01/2010     2,436,882
                                                                              -----------
                                                                                6,613,557
                                                                              -----------
CALIFORNIA -- 3.2%
California State Economic Recovery, Series
   A, GO Unlimited                            1,000,000   5.00   01/01/2011     1,046,250
Golden Empire Schools Financing Authority
   California Lease Revenue Bonds, Kern
   High School District                       1,500,000   4.00   05/01/2010     1,519,215
                                                                              -----------
                                                                                2,565,465
                                                                              -----------
COLORADO -- 1.4%
Central Platte Valley Metropolitan
   District, Series A, GO Unlimited,
   LOC: BNP Paribas                           1,110,000   5.00   12/01/2031     1,136,862
                                                                              -----------
DISTRICT OF COLUMBIA -- 2.2%
Washington DC Convention Center Authority
   Dedicated Tax Revenue Bonds, Sr. Lien,
   INS: AMBAC                                 1,750,000   5.25   10/01/2011     1,781,570
                                                                              -----------
GEORGIA -- 3.9%
State of Georgia, Series B, GO Unlimited      3,000,000   5.00   07/01/2010     3,132,510
                                                                              -----------
ILLINOIS -- 3.2%
Chicago Illinois Park District, Personal
   Property Replacement, Series D, GO
   Unlimited                                  1,000,000   5.00   01/01/2011     1,043,800
State of Illinois, First Series, GO
   Unlimited, INS: FSA                        1,075,000   5.25   05/01/2010     1,122,354
State of Illinois, First Series, GO
   Unlimited, INS: FSA                          400,000   5.25   04/01/2009       410,056
                                                                              -----------
                                                                                2,576,210
                                                                              -----------
MARYLAND -- 4.6%
Baltimore County Maryland, Constrution
   Public Improvement, GO Unlimited           1,170,000   5.25   09/01/2010     1,232,431

                        See Notes to Financial Statements

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                                              PRINCIPAL   RATE     DATE OF
                                               AMOUNT      %      MATURITY      VALUE $
                                             ----------   ----   ----------   -----------
MARYLAND -- (CONTINUED)
Washington Suburban Sanitation District
   Maryland, Sewage Disposal, GO Unlimited    2,400,000   5.00   06/01/2010     2,503,920
                                                                              -----------
                                                                                3,736,351
                                                                              -----------
MASSACHUSETTS -- 3.0%
Commonwealth of Massachusetts, Series E,
   GO Limited                                 1,230,000   5.50   01/01/2010     1,281,032
Massachusetts State HEFA Revenue Bonds,
   New England Medical Center Hospital,
   Series H, INS: FGIC                        1,160,000   5.00   05/15/2009     1,185,381
                                                                              -----------
                                                                                2,466,413
                                                                              -----------
MICHIGAN -- 1.6%
Grand Rapids Michigan Community College,
   GO Limited, INS: FSA                       1,225,000   5.00   05/01/2009     1,257,034
                                                                              -----------
NEVADA -- 5.6%
Clark County Nevada, Bond Bank, GO
   Limited, INS: FGIC                         2,000,000   5.00   06/01/2031     2,102,660
State of Nevada, Capital Improvement and
   Cultural Affairs, Series A, GO Limited     1,180,000   5.50   03/01/2017     1,233,666
Truckee Meadows Nevada Water Authority
   Revenue Bonds, Series A, INS: FSA          1,180,000   5.50   07/01/2009     1,222,008
                                                                              -----------
                                                                                4,558,334
                                                                              -----------
NEW JERSEY -- 1.1%
New Jersey EDA Revenue Bonds, School
   Facilities Construction, Series Y            850,000   5.00   09/01/2010       882,750
                                                                              -----------
NEW MEXICO -- 1.9%
State of New Mexico Severance Tax Revenue
   Bonds, Series A-2                          1,500,000   3.00   07/01/2010     1,506,645
                                                                              -----------
NEW YORK -- 4.8%
City of New York New York, Series F, GO
   Unlimited                                  1,000,000   5.00   08/01/2010     1,040,790
New York City Transitional Finance
   Authority Aid Revenue Bonds, Series
   S-2, INS: State Aid Withholding            1,500,000   5.00   01/15/2011     1,567,785
New York State Thruway Authority Service
   Contract Revenue Bonds, Bridge Service
   Contract                                     750,000   3.00   04/01/2010       752,265
New York State Urban Development
   Corporation Revenue Bonds, State
   Personal Income Tax, Series Al               500,000   5.00   12/15/2009       519,140
                                                                              -----------
                                                                                3,879,980
                                                                              -----------
NORTH CAROLINA -- 4.9%

                        See Notes to Financial Statements

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                                              PRINCIPAL   RATE     DATE OF
                                               AMOUNT      %      MATURITY      VALUE $
                                             ----------   ----   ----------   -----------
NORTH CAROLINA -- (CONTINUED)
Mecklenburg County North Carolina, Public
   Improvement, Series A, GO Unlimited        2,305,000   4.50   04/01/2011     2,395,955
State of North Carolina, Public
   Improvement, Series B, GO Unlimited        1,500,000   4.00   04/01/2010     1,535,280
                                                                              -----------
                                                                                3,931,235
                                                                              -----------
OHIO -- 2.6%
Ohio State Building Authority Revenue
   Bonds, State Facilities Administration
   Building, Series A, INS: FSA               1,020,000   5.25   10/01/2009     1,056,414
State of Ohio Revenue Bonds, Higher
   Education Facilities, Series II-A          1,000,000   5.00   12/01/2010     1,050,920
                                                                              -----------
                                                                                2,107,334
                                                                              -----------
OKLAHOMA -- 1.3%
Oklahoma State Capital Improvement
   Authority State Facilities Revenue
   Bonds, Higher Education Projects,
   Series F, INS: AMBAC                       1,000,000   3.75   07/01/2009     1,016,350
                                                                              -----------
OREGON -- 1.9%
Portland Oregon Community College
   District, GO Unlimited                     1,545,000   3.00   07/01/2009     1,562,428
                                                                              -----------
PENNSYLVANIA -- 4.0%
Allegheny County Pennsylvania HDA Revenue
   Bonds, University of Pittsburgh Medical
   Center, Series B                           1,000,000   5.00   06/15/2011     1,038,550
Lehigh County Pennsylvania General Purpose
   Hospital Revenue Bonds, Lehigh Valley
   Health Network, Series A, INS: FSA           800,000   4.00   07/01/2010       818,024
Pennsylvania State, GO Unlimited              1,325,000   5.25   02/01/2010     1,376,821
Washington County Pennsylvania Authority
   Revenue Bonds, University of
   Pennsylvania (a)                              15,000   1.35   07/03/2008        15,000
                                                                              -----------
                                                                                3,248,395
                                                                              -----------
TENNESSEE -- 1.3%
Metropolitan Government Nashville &
   Davidson County Tennessee, Series A, GO
   Unlimited                                  1,000,000   5.00   01/01/2010     1,033,760
                                                                              -----------
TEXAS -- 6.9%
City of Austin Texas, Public Property
   Financial Contractual, GO Limited          1,000,000   5.00   09/01/2010     1,045,360
State of Texas, Tax & Revenue Anticipation
   Notes, GO Limited Notes                    1,500,000   4.50   08/28/2008     1,506,480
Texas A&M University Revenue Bonds, Fing
   System                                     1,000,000   3.70   05/15/2011     1,015,760
Texas State Public Finance Authority
   Revenue Bonds, INS: FGIC                   1,955,000   4.00   02/01/2011     1,987,551
                                                                              -----------
                                                                                5,555,151
                                                                              -----------

                        See Notes to Financial Statements

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                                              PRINCIPAL
                                               AMOUNT/    RATE     DATE OF
                                                SHARES      %     MATURITY      VALUE $
                                             ----------   ----   ----------   -----------
VIRGINIA -- 8.6%
Chesterfield County Virginia, Public
   Improvement, GO Unlimited                  2,255,000   4.00   01/01/2010     2,301,972
Commonwealth of Virginia, Series B, GO
   Unlimited                                  1,655,000   5.00   06/01/2011     1,746,571
Virginia College Building Authority
   Virginia Educational Facilities Revenue
   Bonds, 21st Century College, Series B      1,450,000   5.00   02/01/2010     1,502,969
Virginia State Public School Authority
   Revenue Bonds, Series VII                  1,290,000   5.00   04/15/2011     1,355,880
                                                                              -----------
                                                                                6,907,392
                                                                              -----------
WASHINGTON -- 3.0%
Tacoma Washington Electrical Systems
   Revenue Bonds, Series A, INS: FSA          1,500,000   5.75   01/01/2017     1,608,975
 Whatcom County Washington School District
   No 506 Nooksack Valley, GO Unlimited,
   INS: School Building Guaranty                815,000   4.00   12/01/2009       832,743
                                                                              -----------
                                                                                2,441,718
                                                                              -----------
WISCONSIN -- 1.3%
South Milwaukee Wisonsin Promisory Notes,
   GO Unlimited, INS: MBIA                    1,000,000   4.38   06/01/2010     1,024,210
                                                                              -----------
Total Tax-Exempt Obligations
   (Cost $65,606,787)                                                          65,282,350
                                                                              -----------
MONEY MARKET FUND -- 22.1%
State Street Institutional Tax Free Money
   Market Fund (b) (at net asset value)      17,817,244                        17,817,244
TOTAL INVESTMENTS(c) -- 103.0%
   (COST $83,424,031)                                                          83,099,594
LIABILITIES IN EXCESS OF ASSETS -- (3.0)%                                      (2,418,368)
                                                                              -----------
NET ASSETS -- 100.0%                                                          $80,681,226
                                                                              ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at June 30, 2008 with next reset date.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes.

ACRONYM   Name
-------   ---------------------------------------------
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
HDA       Hospital Development Authority
HEFA      Health and Educational Facilities Authority

                        See Notes to Financial Statements

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

INS       Insured
MBIA      Municipal Bond Investors Assurance
TAN       Tax Anticipation Note

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street Bank and Trust Company and SSgA Fund Management, Inc. ("SSgA FM or "the Adviser"). The market value of this investment at June 30, 2008 is listed in the Portfolio of Investments.

                                                    Shares
                                                   purchased     Shares sold                                  Income Earned
                                   Number of      for the 6       for the 6       Number of                     for the 6
                                  shares held    months ended   months ended   shares held at     Value at     months ended
Security Description             at 12/31/2007      6/30/08        6/30/08         6/30/08        6/30/08        6/30/08
--------------------             -------------   ------------   ------------   --------------   -----------   -------------
State Street Institutional Tax
   Free Money Market Fund          2,410,373      60,034,045     44,627,174      17,817,244     $17,817,244      $47,047

                        See Notes to Financial Statements

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers at market (identified
   cost $65,606,787)                                          $65,282,350
Investments in non-controlled affiliates at market (net
   asset value $17,817,244) (Note 4)                           17,817,244
                                                              -----------
                                                               83,099,594
Receivables:
   Interest receivable                                            752,029
   Receivable from adviser (Note 4)                                12,251
   Prepaid expenses                                                 5,151
                                                              -----------
      Total assets                                             83,869,025
LIABILITIES
Payables:
   Investment securities purchased                              3,151,237
   Due to custodian                                                   937
   Management fee (Note 4)                                          5,584
   Administration, custody and transfer agent fees (Note 4)         1,141
   Professional fees                                               26,780
   Accrued expenses and other liabilities                           2,120
                                                              -----------
      Total Liabilities                                         3,187,799
                                                              -----------
NET ASSETS                                                    $80,681,226
                                                              ===========

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest income - unaffiliated issuers                     $ 576,105
   Interest income - non-controlled affiliated issuer            47,047
                                                              ---------
      Total Investment Income                                   623,152
EXPENSES
   Professional fees                                             30,312
   Management fees (Note 4)                                      22,502
   Trustees' fees (Note 5)                                        5,784
   Printing fees                                                    850
   Administration, custody and transfer agent fees (Note 4)       4,578
   Other expenses                                                 2,242
                                                              ---------
      Total Expenses                                             66,268
   Less: Fee waivers/reimbursements by investment adviser
      (Note 4)                                                  (43,766)
                                                              ---------
      Total Net Expenses                                         22,502
                                                              ---------
NET INVESTMENT INCOME                                         $ 600,650
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in net unrealized appreciation (depreciation) on
   investments                                                 (349,755)
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 250,895
                                                              =========

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the
                                                              Six Months Ended         For the
                                                                June 30, 2008        Year Ended
                                                                 (Unaudited)     December 31, 2007*
                                                              ----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                         $   600,650        $ 1,149,525
   Change in net unrealized appreciation (depreciation) of
      investments                                                   (349,755)            25,318
                                                                 -----------        -----------
      Net increase in net assets resulting from operations           250,895          1,174,843
                                                                 -----------        -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                    40,011,942         39,422,181
   Fair value of withdrawals                                         (48,987)          (129,648)
                                                                 -----------        -----------
   Net increase in net assets from capital transactions           39,962,955         39,292,533
                                                                 -----------        -----------
TOTAL NET INCREASE IN NET ASSETS                                  40,213,850         40,467,376
NET ASSETS
Beginning of period                                               40,467,376                 --
                                                                 -----------        -----------
End of period                                                    $80,681,226        $40,467,376
                                                                 ===========        ===========

*    The Portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                       SIX MONTHS
                                         ENDED           YEAR
                                       6/30/2008        ENDED
                                      (UNAUDITED)    12/31/2007*
                                      -----------    -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)     $80,681        $40,467
   Ratios to average net assets:
      Gross operating expenses             0.29%**        0.35%**
      Net operating expenses               0.10%**        0.10%**
      Net investment income                2.67%**        3.58%**
   Portfolio turnover rate               121.29%***      31.18%***
   Total return (a)                        0.89%          3.33%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At June 30, 2008, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

At a meeting of the Board of Trustees of the State Street Master Funds held on February 21, 2008, the Board of Trustees of the State Street Master Funds approved the change in designation of the State Street Tax Free Limited Duration Bond Portfolio, a series of the State Street Master Funds into which the Fund invests substantially all of its assets. Therefore all references to the State Street Tax Free Limited Duration Bond Portfolio in the Semi-annual are hereby deleted and replaced with the designation: "State Street Short-Term Tax Exempt Bond Portfolio."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                                    --
Level 2 - Other Significant Observable Inputs     $83,099,594
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   TOTAL                                          $83,099,594
                                                  ===========

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the six months ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $79,690,900 and $51,725,000, respectively.

At June 30, 2008, the book cost of investments was $83,424,031 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $52,432 and $376,869, respectively, resulting in net depreciation of $324,437 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2008. For the six months ended June 30, 2008, SSgA FM reimbursed the Portfolio $43,766 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily at the applicable

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                Annual percentage of
                                  average aggregate
Asset Levels                      daily net assets
------------                    --------------------
First $400 Million                        0.03%
Thereafter                                0.02
Minimum annual fee per trust:         $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
JUNE 30, 2008

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust


By: /s/ James E. Ross
    ------------------------------------
    James E. Ross
    President

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ------------------------------------
    James E. Ross
    President


By: /s/ Gary L. French
    ------------------------------------
    Gary L. French
    Treasurer

Date: August 20, 2008